UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

Item 1. Reports to Stockholders.

MONEY MARKET PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

13	SCHEDULES OF INVESTMENTS

13	GOVERNMENT ASSETS PORTFOLIO
Ticker Symbol:
Shares: BDAXX
Service: BDCXX

16	TREASURY PORTFOLIO
Ticker Symbols:
Shares: NITXX
Premier: NTPXX

19	U.S. GOVERNMENT PORTFOLIO
Ticker Symbols:
Shares: BNGXX
Service: BGCXX

23	U.S. GOVERNMENT SELECT PORTFOLIO
Ticker Symbols:
Shares: BGSXX
Service: BSCXX
Williams Capital Shares: WCGXX

27	MUNICIPAL PORTFOLIO
Ticker Symbols:
Shares: NMUXX
Service: BMSXX

33	NOTES TO THE FINANCIAL STATEMENTS

42	FUND EXPENSES

44	APPROVAL OF MANAGEMENT AGREEMENT

48	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds summary prospectus or prospectus, which contains more complete information about the Northern Institutional Funds’ investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

You could lose money by investing in the Portfolios. Although each of the Portfolios, except for the Municipal Portfolio, seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Because the share price of the Municipal Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Municipal Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Municipal Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	MAY 31, 2017 (UNAUDITED)

Amounts in thousands, except per share data	GOVERNMENT ASSETS PORTFOLIO	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO
ASSETS:
Investments, at value	$4,523,355	$13,964,242	$3,249,261	$13,699,892	$211,530
Repurchase agreements, at value	2,893,248	23,145,355	2,690,759	9,018,835	–
Cash	–	332,874	192,978	44,021	125
Interest income receivable	3,284	25,794	2,911	9,863	152
Receivable for securities sold	30,112	–	7,675	–	270
Receivable for fund shares sold	7	–	–	–	–
Receivable from affiliates for expense reimbursements	66	229	45	131	21
Prepaid and other assets	55	106	41	92	14
Total Assets	7,450,127	37,468,600	6,143,670	22,772,834	212,112
LIABILITIES:
Cash overdraft	25,210	–	–	–	–
Payable for securities purchased	49,990	111,945	3,000	10,998	4,187
Payable for fund shares redeemed	5,112	73,461	200,675	27,143	–
Distributions payable to shareholders	3,572	19,944	2,618	11,703	106
Payable to affiliates:
Management fees	1,466	4,117	1,042	3,523	32
Custody fees	84	321	61	217	24
Shareholder servicing fees	–	1,175	–	–	–
Transfer agent fees	96	475	68	294	3
Trustee fees	74	27	38	69	3
Accrued other liabilities	54	139	32	85	23
Total Liabilities	85,658	211,604	207,534	54,032	4,378
Net Assets	$7,364,469	$37,256,996	$5,936,136	$22,718,802	$207,734
ANALYSIS OF NET ASSETS:
Capital stock	$7,364,574	$37,256,925	$5,936,173	$22,718,818	$207,735
Accumulated undistributed net investment loss	(108)	(1)	(50)	(50)	(74)
Accumulated undistributed net realized gain	3	72	13	34	73
Net Assets	$7,364,469	$37,256,996	$5,936,136	$22,718,802	$207,734
Net Assets:
Shares	$7,364,469	$9,646,461	$5,935,469	$21,878,979	$206,084
Service Shares	–	–	667	116,459	1,650
Premier Shares	–	27,610,535	–	–	–
Williams Capital Shares	–	–	–	723,364	–
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	7,364,571	9,646,310	5,935,475	21,879,015	206,091
Service Shares	–	–	667	116,459	1,650
Premier Shares	–	27,610,615	–	–	–
Williams Capital Shares	–	–	–	723,364	–
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$1.00	$1.0000
Service Shares	–	–	1.00	1.00	1.0000
Premier Shares	–	1.00	–	–	–
Williams Capital Shares	–	–	–	1.00	–
Investments, at cost	$4,523,355	$13,964,242	$3,249,261	$13,699,892	$211,530
Repurchase agreements, at cost	2,893,248	23,145,355	2,690,759	9,018,835	–

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)

Amounts in thousands	GOVERNMENT ASSETS PORTFOLIO	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO
INVESTMENT INCOME:
Interest income	$24,774	$121,196	$17,432	$76,733	$1,648
Income from affiliates (Note 5)	107	220	38	–	–
Total Investment Income	24,881	121,416	17,470	76,733	1,648
EXPENSES:
Management fees	11,143	23,915	7,706	20,795	439
Custody fees	419	1,921	294	1,227	52
Transfer agent fees	564	2,760	390	1,733	36
Registration fees	37	81	32	86	28
Printing fees	9	31	7	23	2
Professional fees	52	120	44	96	32
Shareholder servicing fees	–	6,744	–	–	–
Trustee fees	51	203	32	148	5
Other	81	187	66	191	33
Total Expenses	12,356	35,962	8,571	24,299	627
Less expenses contractually reimbursed by investment adviser	(2,873)	(1,314)	(2,013)	(945)	(121)
Less custodian credits	(2)	(3)	–	(41)	(12)
Net Expenses	9,481	34,645	6,558	23,313	494
Net Investment Income	15,400	86,771	10,912	53,420	1,154
NET REALIZED GAINS:
Net realized gains on:
Investments	3	78	13	34	3
Net Gains	3	78	13	34	3
Net Increase in Net Assets Resulting from Operations	$15,403	$86,849	$10,925	$53,454	$1,157

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	GOVERNMENT ASSETS PORTFOLIO		TREASURY PORTFOLIO
Amounts in thousands	2017	2016	2017	2016
OPERATIONS:
Net investment income	$15,400	$16,678	$86,771	$56,679
Net realized gains	3	446	78	208
Net Increase in Net Assets Resulting from Operations	15,403	17,124	86,849	56,887
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	(58,209)	(2,329,409)	(144,487)	(6,800,411)
Net increase (decrease) in net assets resulting from Service Shares transactions	–	(6,257)	–	–
Net increase in net assets resulting from Premier Shares transactions	–	–	3,133,690	24,476,925
Net increase in net assets resulting from Williams Capital Shares transactions	–	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(58,209)	(2,335,666)	2,989,203	17,676,514
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(15,839)	(16,889)	(24,847)	(41,855)
From net realized gains	(8)	–	–	–
Total Distributions to Shares Shareholders	(15,847)	(16,889)	(24,847)	(41,855)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	–	(6)	–	–
From net realized gains	–	–	–	–
Total Distributions to Service Shares Shareholders	–	(6)	–	–
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
From net investment income	–	–	(62,136)	(15,015)
Total Distributions to Premier Shares Shareholders	–	–	(62,136)	(15,015)
DISTRIBUTIONS TO WILLIAMS CAPITAL SHARES SHAREHOLDERS:
From net investment income	–	–	–	–
Total Distributions to Williams Capital Shares Shareholders	–	–	–	–
Total Increase (Decrease) in Net Assets	(58,653)	(2,335,437)	2,989,069	17,676,531
NET ASSETS:
Beginning of period	7,423,122	9,758,559	34,267,927	16,591,396
End of period	$7,364,469	$7,423,122	$37,256,996	$34,267,927
Accumulated Undistributed Net Investment Income (Loss)	$(108)	$331	$(1)	$211

(1)	The number of shares approximates the dollar amount of transactions, except for Municipal Portfolio.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2016

U.S. GOVERNMENT PORTFOLIO		U.S. GOVERNMENT SELECT PORTFOLIO		MUNICIPAL PORTFOLIO
2017	2016	2017	2016	2017	2016

$10,912	$5,075	$53,420	$44,648	$1,154	$6,021
13	21	34	173	3	564
10,925	5,096	53,454	44,821	1,157	6,585

1,015,519	(975,274)	(1,810,423)	2,659,692	(541,157)	(3,750,446)
92	(8,266)	(55,797)	49,415	(2,307)	(13,069)
–	–	–	–	–	–
–	–	249,205	260,173	–	–
1,015,611	(983,540)	(1,617,015)	2,969,280	(543,464)	(3,763,515)

(10,926)	(5,138)	(52,168)	(43,848)	(1,218)	(6,002)
–	–	–	–	(14)	(641)
(10,926)	(5,138)	(52,168)	(43,848)	(1,232)	(6,643)

(2)	(6)	(320)	(302)	(8)	(23)
–	–	–	–	–	(4)
(2)	(6)	(320)	(302)	(8)	(27)

–	–	–	–	–	–
–	–	–	–	–	–

–	–	(1,106)	(649)	–	–
–	–	(1,106)	(649)	–	–
1,015,608	(983,588)	(1,617,155)	2,969,302	(543,547)	(3,763,600)

4,920,528	5,904,116	24,335,957	21,366,655	751,281	4,514,881
$5,936,136	$4,920,528	$22,718,802	$24,335,957	$207,734	$751,281
$(50)	$(34)	$(50)	$124	$(74)	$(2)

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

GOVERNMENT ASSETS PORTFOLIO	SHARES
Selected per share data	2017		2016		2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–		–		–	–	–	–
Net realized gains (losses)(1)	–		–		–	–	–	–
Total from Investment Operations	–		–		–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		–		–	–	–	–
From net realized gains	–	(2)	–		–	–	–	–
Total Distributions Paid	–		–		–	–	–	–
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(3)	0.21%		0.19%		0.01%	0.01%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$7,364,469		$7,423,122		$9,752,302	$11,305,508	$11,183,193	$11,046,917
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.25	%(5)	0.32	%(6)	0.21%	0.16%	0.20%	0.21%
Expenses, before waivers, reimbursements and credits	0.33	%(5)	0.36%		0.36%	0.36%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.41	%(5)	0.18	%(6)	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.33	%(5)	0.14%		(0.14)%	(0.19)%	(0.16)%	(0.15)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Per share amount from distributions paid from net realized gains were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio (see Note 4).
(6)	Effective October 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain expenses noted in the Notes to Financial Statements) to 0.25%. Prior to October 1, 2016, the expense limitation had been 0.35%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SHARES
Selected per share data	2017	2016		2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–		–	–	–	–
Net realized gains (losses)(1)	–	–		–	–	–	–
Total from Investment Operations	–	–		–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–		–	–	–	–
Total Distributions Paid	–	–		–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.25%	0.23%		0.01%	0.01%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$9,646,461	$9,790,988		$16,591,396	$14,705,072	$10,166,515	$8,622,208
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15	%(4)	0.08%	0.06%	0.09%	0.12%
Expenses, before waivers, reimbursements and credits	0.16%	0.20	%(4)	0.21%	0.27%	0.32%	0.32%
Net investment income, net of waivers, reimbursements and credits	0.51%	0.22	%(4)	0.01%	0.01%	0.01%	0.02%
Net investment income (loss), before waivers, reimbursements and credits	0.50%	0.17	%(4)	(0.12)%	(0.20)%	(0.22)%	(0.18)%

						PREMIER
Selected per share data						2017	2016(5)
Net Asset Value, Beginning of Period						$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)						–	–
Net realized gains (losses)(1)						–	–
Total from Investment Operations						–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)						–	–
Total Distributions Paid						–	–
Net Asset Value, End of Period						$1.00	$1.00
Total Return(2)						0.23%	0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period						$27,610,535	$24,476,939
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits						0.20%	0.20%
Expenses, before waivers, reimbursements and credits						0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits						0.46%	0.21%
Net investment income, before waivers, reimbursements and credits						0.45%	0.20%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Effective August 1, 2016, the investment adviser reduced the contractual management fee rate paid by the Portfolio (see Note 4). Effective August 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.15%. Prior to August 1, 2016, the expense limitation had been 0.20%.
(5)	For the period August 1, 2016 (commencement of operations) through November 30, 2016.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2017		2016		2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–		–		–	–	–	–
Net realized gains (losses)(1)	–		–		–	–	–	–
Total from Investment Operations	–		–		–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		–		–	–	–	–
Total Distributions Paid	–		–		–	–	–	–
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.21%		0.11%		0.01%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,935,469		$4,919,953		$5,895,274	$5,771,872	$6,536,003	$6,818,808
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.25	%(4)	0.30	%(5)	0.12%	0.09%	0.11%	0.15%
Expenses, before waivers, reimbursements and credits	0.33	%(4)	0.37%		0.36%	0.37%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.42	%(4)	0.10	%(5)	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.34	%(4)	0.03%		(0.23)%	(0.27)%	(0.25)%	(0.21)%

	SERVICE
Selected per share data	2017		2016		2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–		–		–	–	–	–
Net realized gains (losses)(1)	–		–		–	–	–	–
Total from Investment Operations	–		–		–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		–		–	–	–	–
Total Distributions Paid	–		–		–	–	–	–
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.21%		0.11%		0.01%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$667		$575		$8,842	$26,832	$23,651	$25,167
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.25	%(4)	0.32	%(5)	0.12%	0.09%	0.11%	0.15%
Expenses, before waivers, reimbursements and credits	0.33	%(4)	0.36%		0.36%	0.38%	0.38%	0.40%
Net investment income, net of waivers, reimbursements and credits	0.42	%(4)	0.08	%(5)	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.34	%(4)	0.04%		(0.23)%	(0.28)%	(0.26)%	(0.24)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio (see Note 4).
(5)	Effective July 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain expenses noted in the Notes to Financial Statements) to 0.25%. Prior to July 1, 2016, the expense limitation had been 0.35%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.23%	0.20%	0.01%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$21,878,979	$23,689,538	$21,029,825	$19,144,244	$17,349,481	$16,986,442
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.12%	0.08%	0.11%	0.13%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.28%	0.32%	0.32%
Net investment income, net of waivers, reimbursements and credits	0.46%	0.20%	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.45%	0.19%	(0.08)%	(0.19)%	(0.20)%	(0.18)%

	SERVICE
Selected per share data	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.23%	0.20%	0.01%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$116,459	$172,258	$122,843	$123,842	$141,006	$213,106
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.12%	0.08%	0.11%	0.13%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.29%	0.33%	0.35%
Net investment income, net of waivers, reimbursements and credits	0.46%	0.21%	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.45%	0.20%	(0.08)%	(0.20)%	(0.21)%	(0.21)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	WILLIAMS CAPITAL
Selected per share data	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	–	–	–	–
Net realized gains (losses)(2)	–	–	–	–
Total from Investment Operations	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–	–	–	–
Total Distributions Paid	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return(3)	0.23%	0.20%	0.01%	0.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$723,364	$474,161	$213,987	$140,978
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.12%	0.08%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	0.47%	0.21%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.46%	0.20%	(0.08)%	(0.12)%

(1)	For the period September 15, 2014 (commencement of operations) through November 30, 2014.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SHARES
Selected per share data	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.0001	$1.0000 (1)	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0024 (2)	0.0016 (2)	– (3)	– (3)	– (3)	– (3)
Net realized and unrealized gains (losses)	0.0002	0.0009	– (3)	– (3)	– (3)	– (3)
Net increase from payment by affiliate	–	– (4)	–	–	–	–
Total from Investment Operations	0.0026	0.0025	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0027)	(0.0021)	– (3)	– (3)	– (3)	– (3)
From net realized gains	– (4)	(0.0003)	–	–	–	–
Total Distributions Paid	(0.0027)	(0.0024)	–	–	–	–
Net Asset Value, End of Period	$1.0000	$1.0001	$1.00	$1.00	$1.00	$1.00
Total Return(5)	0.26%	0.25%	0.01%	0.02%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$206,084	$747,324	$4,497,849	$4,671,165	$4,734,148	$4,345,703
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.20%	0.15%	0.06%	0.08%	0.12%	0.17%
Expenses, before waivers, reimbursements and credits	0.26%	0.22%	0.21%	0.28%	0.32%	0.32%
Net investment income, net of waivers, reimbursements and credits	0.48%	0.16%	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.42%	0.09%	(0.14)%	(0.19)%	(0.19)%	(0.14)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amounts from net increase from payment by affiliate and distributions paid from net realized gains were less than $0.0001 per share.
(5)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued	FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SERVICE
Selected per share data	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.0001	$1.0000 (1)	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0024 (2)	0.0018 (2)	– (3)	– (3)	– (3)	– (3)
Net realized gains (losses)	0.0002	0.0007	– (3)	– (3)	– (3)	– (3)
Net increase from payment by affiliate	–	– (4)	–	–	–	–
Total from Investment Operations	0.0026	0.0025	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0027)	(0.0021)	– (3)	– (3)	– (3)	– (3)
From net realized gains	– (4)	(0.0003)	–	–	–	–
Total Distributions Paid	(0.0027)	(0.0024)	–	–	–	–
Net Asset Value, End of Period	$1.0000	$1.0001	$1.00	$1.00	$1.00	$1.00
Total Return(5)	0.26%	0.25%	0.01%	0.02%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,650	$3,957	$17,032	$27,399	$33,415	$32,419
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.20%	0.16%	0.06%	0.08%	0.12%	0.17%
Expenses, before waivers, reimbursements and credits	0.26%	0.22%	0.21%	0.29%	0.33%	0.35%
Net investment income, net of waivers, reimbursements and credits	0.48%	0.18%	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.42%	0.12%	(0.14)%	(0.20)%	(0.20)%	(0.17)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amounts from net increase from payment by affiliate and distributions paid from net realized gains were less than $0.0001 per share.
(5)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GOVERNMENT ASSETS PORTFOLIO	MAY 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.7% (1)

Federal Farm Credit Bank – 5.7%

FFCB Discount Notes, 0.63%, 6/28/17 (2)	$50,000	$49,977
0.64%, 8/4/17 (2)	50,000	49,944
0.67%, 8/18/17 (2)	75,000	74,893

FFCB Notes, 0.93%, 6/6/17 (3)	50,000	49,990
0.98%, 6/10/17 (3)	70,000	70,000
1.00%, 6/13/17 (3)	75,000	75,018
1.13%, 6/20/17 (3)	50,000	50,000
		419,822

Federal Home Loan Bank – 26.7%

FHLB Bonds, 0.88%, 1/30/18	50,000	49,998
0.88%, 3/19/18	40,000	39,959

FHLB Discount Notes, 0.77%, 6/2/17 (2)	115,200	115,197
0.79%, 6/6/17 (2)	80,000	79,991
0.77%, 6/7/17 (2)	200,000	199,974
0.80%, 6/7/17 (2)	175,000	174,977
0.77%, 6/9/17 (2)	175,000	174,970
0.79%, 6/9/17 (2)	105,000	104,982
0.78%, 6/16/17 (2)	50,000	49,984
0.82%, 7/7/17 (2)	150,000	149,878
0.99%, 8/30/17 (2)	200,000	199,505
0.76%, 10/18/17 (2)	150,000	149,565

FHLB Notes, 0.85%, 6/6/17 (3)	125,000	125,000
1.06%, 6/7/17 (3)	35,000	34,999
0.83%, 6/8/17 (3)	120,000	120,000
1.11%, 6/11/17 (3)	20,000	20,000
0.88%, 6/24/17 (3)	115,000	115,000
0.88%, 6/25/17 (3)	60,000	60,000
		1,963,979

Federal National Mortgage Association – 0.3%

FNMA Note, 1.00%, 6/5/17 (3)	25,000	24,998
Total U.S. Government Agencies
(Cost $2,408,799)		2,408,799

U.S. GOVERNMENT OBLIGATIONS – 28.7%

U.S. Treasury Bills – 7.1%
0.77%, 7/6/17 (2)	230,000	229,824

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 28.7% – continued

U.S. Treasury Bills – 7.1% – continued
0.58%, 8/17/17 (2)	$100,000	$99,876
0.59%, 8/17/17 (2)	95,000	94,882
0.67%, 8/24/17 (2)	30,000	29,954
0.64%, 9/14/17 (2)	20,000	19,963
0.69%, 10/12/17 (2)	20,000	19,950
0.68%, 11/9/17 (2)	30,000	29,910
		524,359

U.S. Treasury Floating Rate Notes – 12.5%
1.03%, 6/1/17 (3)	35,000	34,998
1.04%, 6/1/17 (3)	70,000	69,995
1.10%, 6/1/17 (3)	153,000	153,030
1.13%, 6/1/17 (3)	248,000	247,967
1.14%, 6/1/17 (3)	180,000	180,035
1.15%, 6/1/17 (3)	199,000	199,120
1.23%, 6/1/17 (3)	38,000	37,994
		923,139

U.S. Treasury Notes – 9.1%
0.63%, 6/30/17	75,000	75,002
0.75%, 6/30/17	147,000	147,015
0.63%, 7/31/17	50,000	50,001
0.88%, 8/15/17	65,000	65,036
0.63%, 8/31/17	60,000	59,996
1.00%, 9/15/17	80,000	80,066
0.88%, 10/15/17	25,000	25,009
0.75%, 10/31/17	30,000	30,007
0.88%, 11/15/17	40,000	40,026
0.63%, 11/30/17	35,000	34,964
0.75%, 1/31/18	25,000	24,983
0.75%, 2/28/18	35,000	34,953
		667,058
Total U.S. Government Obligations
(Cost $2,114,556)		2,114,556

Investments, at Amortized Cost
( $4,523,355)		4,523,355

REPURCHASE AGREEMENTS – 39.3%

Joint Repurchase Agreements – 0.7% (4)(5)

Bank of America Securities LLC, dated 5/31/17, repurchase price $26,614 0.75%, 6/7/17	26,610	26,610

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 39.3% – continued

Joint Repurchase Agreements – 0.7% (4)(5) – continued

Societe Generale, New York Branch, dated 5/31/17, repurchase price $26,615 0.84%, 6/7/17	$26,611	$26,611
		53,221

Repurchase Agreements – 38.6% (6)

Bank of America N.A., dated 5/31/17, repurchase price $410,009 0.81%, 6/1/17	410,000	410,000

Bank of Montreal, dated 5/31/17, repurchase price $225,197 0.85%, 6/7/17	225,000	225,000

BNP Paribas S.A., dated 5/31/17, repurchase price $55,001 0.82%, 6/1/17	55,000	55,000

Citigroup Global Markets, Inc., dated 5/31/17, repurchase price $260,033 0.82%, 6/1/17	260,027	260,027

Federal Reserve Bank of New York, dated 5/31/17, repurchase price $1,530,032 0.75%, 6/1/17	1,530,000	1,530,000

JPMorgan Securities LLC, dated 5/31/17, repurchase price $235,005 0.84%, 6/1/17	235,000	235,000

Societe Generale, New York Branch, dated 4/20/17, repurchase price $125,153 0.83%, 6/12/17	125,000	125,000
		2,840,027
Total Repurchase Agreements
(Cost $2,893,248)		2,893,248

Total Investments – 100.7%
(Cost $7,416,603) (7)		7,416,603

Liabilities less Other Assets – (0.7%)		(52,134)
NET ASSETS – 100.0%		$7,364,469

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of May 31, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk, and/or credit risk.
(4)	Interest rates are reset daily and interest is payable monthly.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$54,151	0.13% – 1.63%	1/15/18 – 4/15/19

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$108	0.88% – 3.38%	10/1/18 – 12/8/23
FHLMC	$324,684	2.15% – 5.97%	1/1/20 – 5/1/47
FNMA	$368,023	1.00% – 4.69%	7/1/17 – 4/1/47
GNMA	$38,393	2.50% – 6.50%	4/20/25 – 1/15/47
U.S. Treasury Bills	$10	0.00%	3/1/18
U.S. Treasury Bonds	$585,260	2.50% – 8.50%	2/15/20 – 2/15/46
U.S. Treasury Notes	$1,556,880	0.13% – 3.63%	2/15/18 – 7/15/25
U.S. Treasury Strips	$1	0.00%	5/15/20 – 5/15/23

Total	$2,873,359

(7)	The cost for federal income tax purposes was approximately $7,416,603,000.

Percentages shown are based on Net Assets.

At May 31, 2017, the maturity analysis for the Portfolio as a percentage of investment was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	47.0%
2 - 15 Days	23.1
16 - 30 Days	7.3
31 - 60 Days	5.1
61 - 97 Days	9.7
98 - 180 Days	5.3
181 - 270 Days	1.5
271 - 366 Days	1.0

Total	100.0%

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2017 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2017:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Government Assets Portfolio (1)	$–	$7,416,603	$–	$7,416,603

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 37.5%

U.S. Treasury Bills – 4.4%
0.71%, 6/1/17 (1)	$3,206	$3,206
0.75%, 7/6/17 (1)	12,695	12,686
0.75%, 7/13/17 (1)	3,140	3,137
0.81%, 7/13/17 (1)	2,920	2,917
0.75%, 7/20/17 (1)	9,482	9,472
0.76%, 7/20/17 (1)	4,563	4,558
0.79%, 7/20/17 (1)	541	540
0.80%, 7/20/17 (1)	3,879	3,875
0.81%, 7/20/17 (1)	1,860	1,858
0.58%, 8/17/17 (1)	100,000	99,878
0.66%, 10/12/17 (1)	200,000	199,517
0.68%, 11/9/17 (1)	100,000	99,699
1.01%, 11/9/17 (1)	100,000	99,550
1.01%, 11/16/17 (1)	90,000	89,574
1.02%, 11/16/17 (1)	217,700	216,664
1.04%, 11/24/17 (1)	150,000	149,230
1.05%, 11/24/17 (1)	150,000	149,234
0.83%, 2/1/18 (1)	398,000	395,762
0.84%, 2/1/18 (1)	100,000	99,435
		1,640,792

U.S. Treasury Floating Rate Notes – 16.6%
1.03%, 6/1/17 (2)	844,600	844,810
1.10%, 6/1/17 (2)	1,522,000	1,521,965
1.13%, 6/1/17 (2)	1,468,300	1,467,947
1.14%, 6/1/17 (2)	873,000	873,262
1.15%, 6/1/17 (2)	570,440	570,589
1.23%, 6/1/17 (2)	900,000	900,259
		6,178,832

U.S. Treasury Notes – 16.5%
0.88%, 6/15/17	100,000	100,009
0.75%, 6/30/17	349,000	349,025
2.50%, 6/30/17	200,000	200,289
0.88%, 7/15/17	100,000	100,037
0.50%, 7/31/17	400,000	399,928
0.63%, 7/31/17	50,000	50,001
2.38%, 7/31/17	554,000	555,555
0.88%, 8/15/17	75,000	75,033
0.63%, 8/31/17	125,000	124,992
0.63%, 9/30/17	450,000	449,902
1.88%, 9/30/17	225,000	225,889
0.75%, 10/31/17	131,000	130,999
1.88%, 10/31/17	200,000	200,709
0.88%, 11/15/17	50,000	50,034

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 37.5% – continued

U.S. Treasury Notes – 16.5% – continued
4.25%, 11/15/17	$100,000	$101,455
0.63%, 11/30/17	400,000	399,732
0.88%, 11/30/17	100,000	100,037
2.25%, 11/30/17	387,000	389,293
0.75%, 12/31/17	50,000	49,968
2.75%, 12/31/17	100,000	101,092
0.88%, 1/15/18	630,000	630,122
0.88%, 1/31/18	125,000	125,016
1.00%, 2/15/18	250,000	250,211
0.75%, 2/28/18	750,000	749,060
2.75%, 2/28/18	233,000	236,230
		6,144,618
Total U.S. Government Obligations
(Cost $13,964,242)		13,964,242

Investments, at Amortized Cost
($13,964,242)		13,964,242

REPURCHASE AGREEMENTS – 62.1%

Joint Repurchase Agreements – 0.5% (3)(4)

Bank of America Securities LLC, dated 5/31/17, repurchase price $104,529 0.75%, 6/7/17	104,514	104,514

Societe Generale, New York Branch, dated 5/31/17, repurchase price $104,531 0.84%, 6/7/17	104,514	104,514
		209,028

Repurchase Agreements – 61.6% (5)

BNP Paribas S.A., dated 5/22/17, repurchase price $850,622 0.85%, 6/22/17	850,000	850,000

BNP Paribas S.A., dated 5/31/17, repurchase price $980,022 0.80%, 6/1/17	980,000	980,000

Citigroup Global Markets, Inc., dated 5/31/17, repurchase price $66,328 0.80%, 6/1/17	66,327	66,327

Deutsche Bank Securities, Inc., dated 5/31/17, repurchase price $200,004 0.80%, 6/1/17	200,000	200,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 62.1% – continued

Repurchase Agreements – 61.6% (5) – continued

Federal Reserve Bank of New York, dated 5/31/17, repurchase price $16,500,349 0.75%, 6/1/17	$16,500,000	$16,500,000

Goldman Sachs & Co., dated 5/22/17, repurchase price $1,000,217 0.78%, 6/7/17	1,000,000	1,000,000

HSBC Securities (USA), Inc., dated 5/31/17, repurchase price $1,000,152 0.78%, 6/7/17	1,000,000	1,000,000

JPMorgan Securities LLC, dated 5/31/17, repurchase price $1,000,023 0.82%, 6/1/17	1,000,000	1,000,000

RBS Securities, Inc., dated 5/31/17, repurchase price $740,016 0.80%, 6/1/17	740,000	740,000

Societe Generale, New York Branch, dated 5/19/17, repurchase price $600,360 0.80%, 6/15/17	600,000	600,000
		22,936,327
Total Repurchase Agreements
(Cost $23,145,355)		23,145,355

Total Investments – 99.6%
(Cost $37,109,597) (6)		37,109,597

Other Assets less Liabilities – 0.4%		147,399
NET ASSETS – 100.0%		$37,256,996

(1)	Discount rate at the time of purchase.
(2)	Variable rate security. Rate as of May 31, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk, and/or credit risk.
(3)	Interest rates are reset daily and interest is payable monthly.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$212,681	0.13% – 1.63%	1/15/18 – 4/15/19

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$1,008,445	0.00%	6/1/17 – 5/24/18
U.S. Treasury Bonds	$5,037,826	0.00% – 8.75%	5/15/20 – 11/15/46
U.S. Treasury Notes	$16,889,512	0.13% – 4.75%	8/15/17 – 2/15/27
U.S. Treasury Strips	$131,104	0.00%	5/15/20 – 5/15/26
Total	$23,066,887

(6)	At May 31, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$37,109,643
Gross tax appreciation of investments	$–
Gross tax depreciation of investments	(46)
Net tax depreciation of investments	$(46)

Percentages shown are based on Net Assets.

At May 31, 2017, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	69.5%
2 - 15 Days	7.3
16 - 30 Days	3.8
31 - 60 Days	0.4
61 - 97 Days	3.5
98 - 180 Days	5.9
181 - 270 Days	6.9
271 - 366 Days	2.7

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	MAY 31, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2017:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Treasury Portfolio (1)	$–	$37,109,597	$–	$37,109,597

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2017, there were no transfers between Level 1, Level 2, or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	MAY 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 40.8% (1)

Federal Farm Credit Bank – 7.5%

FFCB Bond, 0.80%, 6/16/17	$5,000	$5,000

FFCB Discount Notes, 0.61%, 6/2/17 (2)	6,000	6,000
0.63%, 6/28/17 (2)	4,000	3,998
0.64%, 7/3/17 (2)	7,000	6,996
0.55%, 7/6/17 (2)	3,000	2,998
0.64%, 7/7/17 (2)	12,000	11,992
0.63%, 7/12/17 (2)	10,000	9,993
0.64%, 7/13/17 (2)	9,000	8,993
0.64%, 7/19/17 (2)	9,000	8,992
0.67%, 7/21/17 (2)	10,000	9,991
0.66%, 8/3/17 (2)	9,000	8,990
0.66%, 8/4/17 (2)	6,000	5,993
0.68%, 8/4/17 (2)	21,000	20,975
0.68%, 8/8/17 (2)	8,000	7,990
0.69%, 8/10/17 (2)	13,000	12,983
0.66%, 8/15/17 (2)	3,000	2,996
0.67%, 8/16/17 (2)	9,000	8,988
0.67%, 8/18/17 (2)	2,000	1,997
0.69%, 8/23/17 (2)	11,000	10,983
0.70%, 9/7/17 (2)	4,000	3,992
0.71%, 9/7/17 (2)	10,000	9,981
0.71%, 9/8/17 (2)	10,000	9,981
0.82%, 9/11/17 (2)	6,000	5,986
0.86%, 10/30/17 (2)	6,000	5,979
0.86%, 11/16/17 (2)	10,000	9,960
1.05%, 12/6/17 (2)	8,000	7,957
1.25%, 5/7/18 (2)	6,000	5,930

FFCB Notes, 1.08%, 6/1/17 (3)	9,000	8,999
1.15%, 6/1/17 (3)	2,000	2,000
1.16%, 6/1/17 (3)	18,000	17,998
0.90%, 6/3/17 (3)	12,000	11,999
0.93%, 6/3/17 (3)	15,000	14,999
1.12%, 6/5/17 (3)	20,000	19,996
0.93%, 6/6/17 (3)	3,000	2,999
1.06%, 6/7/17 (3)	14,000	14,000
0.98%, 6/10/17 (3)	20,000	20,000
1.09%, 6/18/17 (3)	9,000	9,000
1.13%, 6/20/17 (3)	10,000	10,000
1.13%, 6/21/17 (3)	27,000	26,998

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 40.8% (1) – continued

Federal Farm Credit Bank – 7.5% – continued
0.89%, 6/25/17 (3)	$48,000	$47,997
1.15%, 6/25/17 (3)	20,000	20,000
		443,599

Federal Home Loan Bank – 27.3%

FHLB Bonds, 1.00%, 12/19/17	16,000	15,999
0.88%, 3/19/18	28,000	27,971

FHLB Discount Notes, 0.58%, 6/2/17 (2)	28,000	27,999
0.59%, 6/2/17 (2)	40,000	39,999
0.77%, 6/2/17 (2)	27,000	27,000
0.77%, 6/7/17 (2)	289,000	288,963
0.58%, 6/9/17 (2)	15,000	14,997
0.78%, 6/9/17 (2)	112,000	111,981
0.79%, 6/12/17 (2)	63,000	62,985
0.76%, 6/14/17 (2)	40,000	39,989
0.77%, 6/14/17 (2)	70,000	69,981
0.78%, 6/14/17 (2)	20,000	19,994
0.79%, 6/14/17 (2)	20,000	19,994
0.78%, 6/15/17 (2)	51,000	50,985
0.79%, 6/16/17 (2)	40,000	39,987
1.00%, 8/22/17 (2)	19,000	18,957
0.98%, 9/8/17 (2)	8,000	7,979
0.98%, 9/11/17 (2)	25,000	24,931
0.99%, 9/15/17 (2)	18,000	17,948
0.99%, 9/18/17 (2)	20,000	19,941
0.99%, 9/20/17 (2)	100,000	99,697
1.00%, 9/20/17 (2)	35,000	34,894
1.00%, 10/3/17 (2)	56,000	55,809
1.05%, 11/17/17 (2)	13,000	12,937
0.86%, 1/25/18 (2)	8,000	7,955
0.90%, 2/15/18 (2)	7,000	6,955

FHLB Notes, 0.90%, 6/1/17 (3)	20,000	20,000
0.86%, 6/3/17 (3)	30,000	30,000
0.85%, 6/5/17 (3)	40,000	40,000
0.93%, 6/7/17 (3)	30,000	29,999
1.02%, 6/7/17 (3)	6,000	6,000
0.85%, 6/13/17 (3)	9,000	9,001
0.83%, 6/15/17 (3)	20,000	20,000
1.00%, 6/21/17 (3)	30,000	30,000
1.01%, 6/21/17 (3)	13,000	13,000
0.97%, 6/23/17 (3)	20,000	20,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 40.8% (1) – continued

Federal Home Loan Bank – 27.3% – continued
0.98%, 6/23/17 (3)	$8,000	$8,000
0.88%, 6/24/17 (3)	90,000	90,000
0.88%, 6/25/17 (3)	14,000	14,000
0.90%, 6/25/17 (3)	57,000	57,000
1.03%, 6/26/17 (3)	8,000	8,000
0.93%, 7/6/17 (3)	20,000	20,000
1.04%, 8/26/17 (3)	40,000	40,000
		1,621,827

Federal Home Loan Mortgage Corporation – 4.4%

FHLMC Bonds, 0.88%, 6/16/17	7,000	7,001
0.75%, 7/14/17	15,000	15,002
1.06%, 6/22/18	55,000	54,864

FHLMC Discount Notes, 0.96%, 9/19/17 (2)	35,000	34,898
0.99%, 10/5/17 (2)	65,000	64,777

FHLMC Notes, 1.14%, 6/21/17 (3)	24,000	24,000
0.93%, 7/17/17 (3)	35,000	35,000
0.91%, 7/25/17 (3)	25,000	25,000
		260,542

Federal National Mortgage Association – 1.6%

FNMA Bond, 5.38%, 6/12/17	5,000	5,007

FNMA Discount Note, 0.51%, 6/1/17 (2)	51,000	51,000

FNMA Note, 1.00%, 6/8/17 (3)	39,000	38,999
		95,006
Total U.S. Government Agencies
(Cost $2,420,974)		2,420,974

U.S. GOVERNMENT OBLIGATIONS – 14.0%

U.S. Treasury Bills – 1.6%
1.02%, 11/9/17 (2)	20,000	19,910
1.01%, 11/16/17 (2)	13,000	12,938
1.02%, 11/16/17 (2)	30,000	29,857
0.83%, 2/1/18 (2)	18,000	17,899
0.84%, 2/1/18 (2)	10,000	9,944
		90,548

U.S. Treasury Floating Rate Notes – 5.0%
1.04%, 6/1/17 (3)	10,000	10,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 14.0% – continued

U.S. Treasury Floating Rate Notes – 5.0% continued
1.10%, 6/1/17 (3)	$50,000	$49,991
1.13%, 6/1/17 (3)	27,000	26,995
1.14%, 6/1/17 (3)	20,000	19,998
1.15%, 6/1/17 (3)	134,000	134,131
1.23%, 6/1/17 (3)	57,000	57,014
		298,129

U.S. Treasury Notes – 7.4%
0.88%, 6/15/17	65,000	65,007
0.63%, 6/30/17	10,000	10,000
0.50%, 7/31/17	35,000	34,991
0.88%, 8/15/17	79,000	79,041
0.63%, 8/31/17	10,000	9,999
1.88%, 8/31/17	23,000	23,070
1.00%, 9/15/17	10,000	10,007
0.75%, 10/31/17	65,000	65,004
1.88%, 10/31/17	13,000	13,060
2.25%, 11/30/17	30,000	30,183
1.00%, 12/15/17	25,000	25,028
0.88%, 1/15/18	14,000	14,002
1.00%, 2/15/18	20,000	20,017
0.75%, 2/28/18	24,000	23,979
2.75%, 2/28/18	16,000	16,222
		439,610
Total U.S. Government Obligations
(Cost $828,287)		828,287

Investments, at Amortized Cost
( $3,249,261)		3,249,261

REPURCHASE AGREEMENTS – 45.3%

Joint Repurchase Agreements – 1.0% (4)(5)

Bank of America Securities LLC, dated 5/31/17, repurchase price $29,500 0.75%, 6/7/17	29,496	29,496

Societe Generale, New York Branch, dated 5/31/17, repurchase price $29,501 0.84%, 6/7/17	29,496	29,496
		58,992

Repurchase Agreements – 44.3% (6)

Bank of America N.A., dated 5/31/17, repurchase price $115,003 0.81%, 6/1/17	115,000	115,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 45.3% – continued

Repurchase Agreements – 44.3% (6) – continued

Bank of Montreal, dated 5/25/17, repurchase price $250,037 0.77%, 6/1/17	$250,000	$250,000

Bank of Montreal, dated 5/31/17, repurchase price $250,213 0.85%, 6/7/17	250,000	250,000

Citigroup Global Markets, Inc., dated 5/31/17, repurchase price $123,770 0.80%, 6/1/17	123,767	123,767

Federal Reserve Bank of New York, dated 5/31/17, repurchase price $1,793,037 0.75%, 6/1/17	1,793,000	1,793,000

JPMorgan Securities LLC, dated 5/31/17, repurchase price $100,002 0.82%, 6/1/17	100,000	100,000
		2,631,767
Total Repurchase Agreements
(Cost $2,690,759)		2,690,759

Total Investments – 100.1%
(Cost $5,940,020) (7)		5,940,020

Liabilities less Other Assets – (0.1%)		(3,884)
NET ASSETS – 100.0%		$5,936,136

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of May 31, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk, and/or credit risk.
(4)	Interest rates are reset daily and interest is payable monthly.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES

U.S. Treasury Notes	$60,022	0.13% – 1.63%	1/15/18 – 4/15/19

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$118,450	3.00%	4/1/45
U.S. Treasury Bills	$5,381	0.00%	11/2/17 – 5/24/18
U.S. Treasury Bonds	$541,094	0.75% – 4.75%	4/15/29 – 11/15/46
U.S. Treasury Notes	$1,984,807	1.00% – 3.63%	6/15/18 – 8/15/26

Total	$2,649,732

(7)	The cost for federal income tax purposes was approximately $5,940,020,000.

Percentages shown are based on Net Assets.

At May 31, 2017, the maturity analysis for the Portfolio as a percentage of investment was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	48.0%
2 – 15 Days	22.8
16 – 30 Days	7.5
31 – 60 Days	2.6
61 – 97 Days	4.8
98 – 180 Days	9.6
181 – 270 Days	2.6
271 – 366 Days	1.2
367 – 397 Days	0.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued	MAY 31, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2017:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Portfolio (1)	$–	$5,940,020	$–	$5,940,020

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	MAY 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.2% (1)

Federal Farm Credit Bank – 12.8%

FFCB Discount Notes, 0.61%, 6/2/17 (2)	$28,000	$28,000
0.64%, 6/7/17 (2)	55,000	54,994
0.58%, 6/16/17 (2)	50,000	49,988
0.66%, 6/21/17 (2)	25,000	24,991
0.63%, 6/28/17 (2)	22,000	21,990
0.64%, 7/3/17 (2)	33,000	32,982
0.55%, 7/6/17 (2)	17,000	16,991
0.64%, 7/7/17 (2)	58,000	57,963
0.61%, 7/11/17 (2)	10,000	9,993
0.63%, 7/12/17 (2)	47,000	46,967
0.64%, 7/13/17 (2)	44,000	43,968
0.64%, 7/19/17 (2)	43,000	42,964
0.67%, 7/21/17 (2)	40,000	39,963
0.65%, 7/28/17 (2)	15,000	14,985
0.67%, 7/28/17 (2)	25,000	24,974
0.68%, 8/2/17 (2)	25,000	24,971
0.64%, 8/3/17 (2)	48,000	47,947
0.66%, 8/3/17 (2)	45,000	44,949
0.65%, 8/4/17 (2)	15,000	14,983
0.66%, 8/4/17 (2)	29,000	28,966
0.68%, 8/4/17 (2)	30,000	29,964
0.68%, 8/8/17 (2)	37,000	36,953
0.65%, 8/9/17 (2)	50,000	49,939
0.69%, 8/11/17 (2)	20,000	19,973
0.66%, 8/15/17 (2)	23,000	22,969
0.67%, 8/16/17 (2)	47,000	46,935
0.67%, 8/18/17 (2)	11,000	10,984
0.70%, 9/7/17 (2)	22,000	21,959
0.71%, 9/7/17 (2)	40,000	39,924
0.96%, 9/7/17 (2)	30,000	29,922
0.71%, 9/8/17 (2)	40,000	39,923
0.82%, 9/11/17 (2)	27,000	26,938
0.69%, 10/5/17 (2)	15,000	14,964
0.71%, 10/12/17 (2)	13,000	12,966
0.86%, 10/30/17 (2)	27,000	26,904
0.86%, 11/16/17 (2)	40,000	39,841
0.90%, 2/6/18 (2)	33,000	32,796
1.22%, 4/2/18 (2)	20,000	19,797
1.25%, 5/7/18 (2)	27,000	26,677

FFCB Notes, 1.08%, 6/1/17 (3)	45,000	44,997
1.15%, 6/1/17 (3)	34,000	33,997

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.2% (1) – continued

Federal Farm Credit Bank – 12.8% – continued
1.16%, 6/1/17 (3)	$133,000	$132,983
0.90%, 6/3/17 (3)	52,000	51,996
0.93%, 6/3/17 (3)	70,000	69,995
1.17%, 6/4/17 (3)	34,000	33,997
1.12%, 6/5/17 (3)	49,000	48,990
0.93%, 6/6/17 (3)	11,000	10,998
1.12%, 6/6/17 (3)	36,500	36,499
1.06%, 6/7/17 (3)	58,000	58,000
1.16%, 6/8/17 (3)	34,000	33,999
0.98%, 6/10/17 (3)	70,000	70,000
1.10%, 6/12/17 (3)	48,000	47,997
1.14%, 6/12/17 (3)	50,000	49,996
0.90%, 6/17/17 (3)	173,000	173,025
1.09%, 6/18/17 (3)	145,000	144,998
1.04%, 6/20/17 (4)	50,000	49,999
1.13%, 6/20/17 (3)	45,000	45,000
1.13%, 6/21/17 (3)	125,014	125,004
1.04%, 6/22/17 (3)	159,000	158,908
0.89%, 6/25/17 (3)	104,000	103,993
1.06%, 6/27/17 (3)	144,750	144,665
		2,893,893

Federal Home Loan Bank – 32.1%

FHLB Bonds, 1.00%, 12/19/17	70,000	69,996
0.88%, 3/19/18	118,000	117,878

FHLB Discount Notes, 0.58%, 6/2/17 (2)	124,000	123,998
0.59%, 6/2/17 (2)	178,000	177,997
0.77%, 6/2/17 (2)	120,000	119,997
0.77%, 6/7/17 (2)	511,000	510,934
0.58%, 6/9/17 (2)	70,000	69,991
0.78%, 6/9/17 (2)	475,700	475,618
0.77%, 6/12/17 (2)	163,000	162,962
0.79%, 6/12/17 (2)	268,000	267,935
0.76%, 6/14/17 (2)	185,000	184,949
0.77%, 6/14/17 (2)	311,000	310,913
0.78%, 6/14/17 (2)	95,000	94,973
0.79%, 6/14/17 (2)	130,000	129,963
0.78%, 6/15/17 (2)	298,000	297,910
0.78%, 6/16/17 (2)	50,000	49,984
0.79%, 6/16/17 (2)	175,000	174,943
0.64%, 8/3/17 (2)	100,000	99,890
1.00%, 8/22/17 (2)	73,000	72,836

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.2% (1) – continued

Federal Home Loan Bank – 32.1% – continued
0.99%, 8/25/17 (2)	$88,000	$87,796
0.98%, 9/8/17 (2)	35,000	34,907
0.98%, 9/11/17 (2)	120,000	119,670
0.99%, 9/15/17 (2)	104,000	103,700
0.99%, 9/18/17 (2)	90,000	89,733
0.99%, 9/20/17 (2)	210,000	209,365
1.00%, 9/20/17 (2)	132,000	131,597
1.00%, 10/3/17 (2)	691,000	688,644
1.05%, 11/17/17 (2)	61,000	60,703
0.86%, 1/25/18 (2)	33,600	33,411
0.90%, 2/15/18 (2)	30,000	29,808

FHLB Notes, 0.90%, 6/1/17 (3)	93,000	93,000
0.86%, 6/3/17 (3)	125,000	125,000
0.85%, 6/5/17 (3)	175,000	175,000
0.93%, 6/7/17 (3)	150,000	149,994
1.02%, 6/7/17 (3)	27,000	27,000
1.06%, 6/7/17 (3)	45,000	44,998
0.83%, 6/12/17 (3)	483,000	483,000
0.85%, 6/13/17 (3)	42,000	42,003
0.83%, 6/15/17 (3)	90,000	90,000
1.00%, 6/21/17 (3)	36,000	36,000
1.01%, 6/21/17 (3)	47,000	47,000
0.97%, 6/23/17 (3)	105,000	105,000
0.98%, 6/23/17 (3)	38,000	38,000
0.88%, 6/24/17 (3)	230,000	230,000
0.88%, 6/25/17 (3)	64,000	64,000
1.03%, 6/26/17 (3)	38,000	38,001
1.12%, 6/26/17 (3)	50,000	50,000
0.93%, 7/6/17 (3)	100,000	100,000
1.17%, 8/22/17 (3)	35,000	35,000
1.04%, 8/26/17 (3)	220,000	220,000
		7,295,997

Tennessee Valley Authority – 0.3%

TVA Bonds, 5.50%, 7/18/17	43,000	43,268
4.50%, 4/1/18	25,406	26,094
		69,362
Total U.S. Government Agencies
(Cost $10,259,252)		10,259,252

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 15.1%

U.S. Treasury Bills – 2.0%
1.02%, 11/9/17 (2)	$90,000	$89,594
1.01%, 11/16/17 (2)	57,000	56,730
1.02%, 11/16/17 (2)	137,000	136,348
0.83%, 2/1/18 (2)	150,000	149,155
0.84%, 2/1/18 (2)	24,000	23,864
		455,691

U.S. Treasury Floating Rate Notes – 5.6%
1.04%, 6/1/17 (3)	76,000	75,995
1.10%, 6/1/17 (3)	210,000	209,965
1.13%, 6/1/17 (3)	122,000	121,978
1.14%, 6/1/17 (3)	180,000	180,230
1.15%, 6/1/17 (3)	551,153	551,687
1.23%, 6/1/17 (3)	141,000	141,037
		1,280,892

U.S. Treasury Notes – 7.5%
0.88%, 6/15/17	40,000	40,004
0.63%, 6/30/17	44,000	44,001
0.88%, 8/15/17	343,000	343,179
0.63%, 8/31/17	232,000	231,985
1.88%, 8/31/17	169,000	169,516
1.00%, 9/15/17	44,000	44,029
0.75%, 10/31/17	70,000	70,002
2.25%, 11/30/17	228,000	229,349
1.00%, 12/15/17	106,000	106,116
0.88%, 1/15/18	59,000	59,010
1.00%, 2/15/18	90,000	90,076
0.75%, 2/28/18	204,000	203,789
2.75%, 2/28/18	72,000	73,001
		1,704,057
Total U.S. Government Obligations
(Cost $3,440,640)		3,440,640

Investments, at Amortized Cost
( $13,699,892)		13,699,892

REPURCHASE AGREEMENTS – 39.7% (5)

Repurchase Agreements – 39.7%

Bank of America N.A., dated 5/31/17, repurchase price $775,017 0.81%, 6/1/17	775,000	775,000

BNP Paribas S.A., dated 5/31/17, repurchase price $175,004 0.82%, 6/1/17	175,000	175,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 39.7% (5) – continued

Repurchase Agreements – 39.7% – continued

Citigroup Global Markets, Inc., dated 5/31/17, repurchase price $125,376 0.80%, 6/1/17	$125,373	$125,373

Citigroup Global Markets, Inc., dated 5/31/17, repurchase price $60,001 0.82%, 6/1/17	93,462	93,462

Federal Reserve Bank of New York, dated 5/31/17, repurchase price $7,300,149 0.75%, 6/1/17	7,300,000	7,300,000

JPMorgan Securities LLC, dated 5/31/17, repurchase price $100,002 0.82%, 6/1/17	100,000	100,000

Merrill Lynch, dated 5/31/17, repurchase price $450,010 0.81%, 6/1/17	450,000	450,000
		9,018,835
Total Repurchase Agreements
(Cost $9,018,835)		9,018,835

Total Investments – 100.0%
(Cost $22,718,727) (6)		22,718,727

Other Assets less Liabilities – 0.0%		75
NET ASSETS – 100.0%		$22,718,802

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of May 31, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk, and/or credit risk.
(4)	Variable rate security. Rate as of May 31, 2017 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$290,964	2.32% – 3.50%	1/13/22 – 5/1/47
FNMA	$986,225	0.00% – 7.50%	7/1/19 – 6/1/47
GNMA	$118,285	2.00% – 7.00%	1/20/23 – 3/20/67
U.S. Treasury Bonds	$2,505,829	0.00% – 8.75%	8/15/20 – 5/15/47
U.S. Treasury Notes	$5,165,600	1.13% – 3.63%	1/15/20 – 2/15/25
Total	$9,066,903

(6)	The cost for federal income tax purposes was approximately $22,718,727,000.

Percentages shown are based on Net Assets.

At May 31, 2017, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	46.6%
2 - 15 Days	20.7
16 - 30 Days	8.5
31 - 60 Days	2.1
61 - 97 Days	7.2
98 - 180 Days	9.2
181 - 270 Days	3.6
271 - 366 Days	2.1

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2017:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Portfolio (1)	$–	$22,718,727	$–	$22,718,727

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	MAY 31, 2017 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

TVA – Tennessee Valley Authority

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	MAY 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 101.8%

Alabama – 0.2%

Tuscaloosa County IDA Gulf Opportunity Zone Revenue Bonds, Series A, Hunt Refining Project, (JPMorgan Chase Bank N.A. LOC), 0.81%, 6/8/17 (1)	$500	$500

Arkansas – 0.5%

Little Rock Metrocentre Improvement District No. 1 Revenue Bonds, Little Rock Newspapers, Inc., (JPMorgan Chase & Co. LOC), 0.81%, 6/1/17 (1)	1,100	1,100

California – 4.7%

California State Health Facilities Financing Authority Revenue Bonds, Series C, Kaiser Permanente, 0.76%, 6/8/17 (1)	5,000	5,000

California Statewide Communities Development Authority MFH Revenue Bonds, Series OO (AMT), Imperial Park Apartments, (FHLMC LOC), 0.82%, 6/8/17 (1)	1,000	1,000

Sacramento County MFH Revenue Bonds, Series B, River Pointe Apartments, (FNMA LOC), 0.80%, 6/8/17 (1)	3,000	3,000

San Francisco City & County Redevelopment MFH Agency Revenue Refunding Bonds, Series B-2, Fillmore Center, (FHLMC LOC), 0.83%, 6/8/17 (1)	750	750
		9,750

Colorado – 3.9%

Colorado State Educational & Cultural Facilities Authority Revenue Refunding Bonds, Capital Christian Schools, (FHLB of San Francisco LOC), 0.78%, 6/8/17 (1)	5,760	5,760

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 101.8% – continued

Colorado – 3.9% – continued

Colorado State Housing & Finance Authority SFM Revenue Bonds, Series 1-A3, 0.78%, 6/8/17 (1)	$2,295	$2,295

		8,055

District of Columbia – 2.4%

District of Columbia Revenue Bonds, Center of Internship and Academic, (Branch Banking & Trust Co. LOC), 0.78%, 6/8/17 (1)	4,270	4,270

District of Columbia Revenue Bonds, Series A, Tranche 1, (TD Bank N.A. LOC), 0.79%, 6/1/17 (1)	695	695
		4,965

Florida–6.7%

Florida State HFA Revenue Bonds, (FNMA LOC), 0.80%, 6/8/17 (1)	3,000	3,000

Highlands County Health Facilities Authority Revenue Bonds, Series A, Hospital Adventist Health System, 0.77%, 6/8/17 (1)	1,900	1,900

Highlands County Health Facilities Authority Revenue Refunding Bonds, Series I-5, Adventist Health System, 0.77%, 6/8/17 (1)	4,380	4,380

Orange County HFA MFH Revenue Bonds, Series B, Lakeside Pointe Apartments, (FNMA LOC), 0.83%, 6/8/17 (1)	330	330

Orange County HFA MFH Revenue Bonds, Series B, Marbella Cove, (FHLB of San Francisco LOC), 0.83%, 6/8/17 (1)	4,185	4,185
		13,795

Georgia – 3.2%

Bacon Industrial Building Authority Revenue Bonds, D.L. Lee & Sons, Inc. Project, (Branch Banking & Trust Co. LOC), 0.83%, 6/8/17 (1)	3,995	3,995

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 101.8% – continued

Georgia – 3.2% – continued

Gwinnett County Development Authority Revenue Bonds, Goodwill North, Inc. Project, (Branch Banking & Trust Co. LOC), 0.76%, 6/8/17 (1)	$2,650	$2,650
		6,645

Illinois – 11.0%

Illinois State Development Finance Authority Revenue Bonds, Series B, Evanston Northwestern, 0.79%, 6/1/17 (1)	2,500	2,500

Illinois State Development Finance Authority Revenue Bonds, Wheaton Academy Project, (BMO Harris Bank N.A. LOC), 0.79%, 6/8/17 (1)	5,100	5,100

Illinois State Educational Facilities Authority Revenue Bonds, Augustana College, (BMO Harris Bank N.A. LOC), 0.79%, 6/8/17 (1)	5,290	5,290

Illinois State Finance Authority MFH Revenue Bonds, Series A, Autumn Ridge Apartments, (FHLMC LOC), 0.83%, 6/8/17 (1)	4,255	4,255

Illinois State Finance Authority Revenue Bonds, Subseries B, Northwestern University, 0.74%, 6/8/17 (1)	850	850

Illionois State Toll Highway Authority Revenue Bonds, Series A-2B, (PNC Bank N.A. LOC), 0.80%, 6/8/17 (1)	1,500	1,500

Savanna City IDA Revenue Bonds, Metform LLC Project, (Bank of America N.A. LOC), 0.87%, 6/8/17 (1)	3,400	3,400
		22,895

Indiana – 2.6%

Indiana State Development Finance Authority Revenue Bonds, TTP, Inc. Project, (U.S. Bank N.A. LOC), 0.89%, 6/8/17 (1)	1,455	1,455

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 101.8% – continued

Indiana – 2.6% – continued

Indiana State Finance Authority Environmental Revenue Refunding Bonds, Series A-4, Duke Energy Indiana Project, (Sumitomo Mitsui Banking Corp. LOC), 0.79%, 6/1/17 (1)	$4,000	$4,000
		5,455

Iowa – 7.1%

Iowa State Finance Authority Community Revenue Bonds, Series B, Wesley Retirement Services, (Bank of America N.A. LOC), 0.79%, 6/8/17 (1)	1,510	1,510

Iowa State Finance Authority Revenue Bonds, Wesley Retirement Services, (Bank of America N.A. LOC), 0.79%, 6/8/17 (1)	6,110	6,110

Iowa State Higher Education Loan Authority Private College Facilities Revenue Bonds, Loras College Project, (Bank of America N.A. LOC), 0.80%, 6/1/17 (1)	7,100	7,100
		14,720

Louisiana – 3.8%

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series B, Nicholls State University, (FHLB of Atlanta LOC), 0.85%, 6/8/17 (1)	3,000	3,000

Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding Bonds, Series A, 1st Stage Loop LLC, (JPMorgan Chase Bank N.A. LOC), 0.78%, 6/1/17 (1)	4,000	4,000

Louisiana State Public Facilities Authority Multifamily Revenue Refunding Bonds, (FNMA LOC), 0.80%, 6/8/17 (1)	900	900
		7,900

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 101.8% – continued

Maryland – 0.5%

Washington Suburban Sanitary District G.O. Unlimited BANS, Series B-3, 0.76%, 6/8/17 (1)	$1,000	$1,000

Massachusetts – 0.3%

Massachusetts State HFA Revenue Bonds, Series A, Princeton Westford Project, (Bank of America N.A. LOC), 0.79%, 6/8/17 (1)	555	555

Michigan – 1.1%

Michigan State Finance Authority Revenue Bonds, Series D, Healthcare Equipment Loan Program, (JPMorgan Chase Bank N.A. LOC), 0.85%, 6/8/17 (1)	2,355	2,355

Minnesota – 5.5%

Blooming City MFH Revenue Bonds, Series A-1, Norlan Partner, (FNMA LOC), 0.89%, 6/8/17 (1)	1,900	1,900

Minnesota State Housing Finance Agency Revenue Bonds, Series F, Residential Housing, 0.80%, 6/8/17 (1)	3,000	3,000

Minnetonka City MFH Revenue Refunding Bonds, Minnetonka Hills Apartments, (FNMA LOC), 0.87%, 6/8/17 (1)	3,565	3,565

St. Paul Port Authority MFH Revenue Refunding Bonds, Bigos-Sibley Project, (FHLMC LOC), 0.90%, 6/8/17 (1)	3,000	3,000
		11,465

Mississippi – 2.2%

Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series A, Chevron USA, Inc., 0.78%, 6/1/17 (1)	550	550

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 101.8% – continued

Mississippi – 2.2% – continued

Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series H, Chevron USA, Inc., (Chevron Corp. Gtd.), 0.80%, 6/1/17 (1)	$2,100	$2,100

Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series L, Chevron USA, Inc., 0.80%, 6/1/17 (1)	2,000	2,000
		4,650

Missouri – 5.0%

Platte County Missouri IDA MFH Revenue Refunding Bonds, Wexford Place Project, (FHLMC LOC), 0.80%, 6/8/17 (1)	120	120

Springfield IDA Revenue Bonds, ABEC Inc. Project, (U.S. Bank N.A. LOC), 0.87%, 6/8/17 (1)	4,815	4,815

St. Louis Missouri City IDA Revenue Bonds, Mid-America Transplant Services, (BMO Harris Bank N.A. LOC), 0.84%, 6/1/17 (1)	5,500	5,500
		10,435

NewMexico – 1.5%

New Mexico State Mortgage Finance Authority MFH Revenue Bonds, Series A, Villas San Ignacio, (FHLMC LOC), 0.78%, 6/8/17 (1)	3,000	3,000

New York – 6.2%

New York City G.O. Unlimited Bonds, Subseries G-6, (Mizuho Bank Ltd. LOC), 0.82%, 6/1/17 (1)	1,300	1,300

New York City G.O. Unlimited Bonds, Subseries I-4, (TD Bank N.A. LOC), 0.79%, 6/1/17 (1)	1,950	1,950

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 101.8% – continued

New York – 6.2% – continued

New York City G.O. Unlimited Bonds, Subseries L-4, (U.S. Bank N.A. LOC), 0.79%, 6/1/17 (1)	$1,000	$1,000

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries A-1, 0.80%, 6/1/17 (1)	2,000	2,000

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A-3, 0.80%, 6/1/17 (1)	4,350	4,350

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, Samaritan Medical Center, (HSBC Bank USA N.A. LOC), 0.79%, 6/8/17 (1)	2,310	2,310
		12,910

Ohio – 1.3%

Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Bonds, Series C, Museum of Art Project, 0.79%, 6/8/17 (1)	600	600

Ohio State G.O. Unlimited Bonds, Series B, Common Schools, 0.77%, 6/8/17 (1)	2,000	2,000
		2,600

Pennsylvania – 2.3%

Lancaster IDA Revenue Bonds, Series A, Willow Valley Retirement, (PNC Bank N.A. LOC), 0.78%, 6/8/17 (1)	1,600	1,600

West Cornwall Township Municipal Authority Senior Living Facility Revenue Bonds, Lebanon Valley Bretheren Home Project, (PNC Bank N.A. LOC), 0.78%, 6/8/17 (1)	3,180	3,180
		4,780

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 101.8% – continued

Tennessee – 3.9%

Knox County Health Educational & Housing Facility Board Revenue Bonds, Johnson Bible College Project, 0.79%, 6/8/17 (1)	$5,770	$5,770

Sevier County Public Building Authority Revenue Bonds, Series 6-A1, Local Government Public Improvement, 0.78%, 6/8/17 (1)	500	500

Sevier County Public Building Authority Revenue Bonds, Series B-1, Local Government Public Improvement, (Branch Banking & Trust Co. LOC), 0.78%, 6/8/17 (1)	1,910	1,910
		8,180

Texas – 18.2%

Aledo Independent School District Building Unlimited Bonds (PSF-Gtd.), (Texas Permanent School Fund Program Guaranty Gtd.), 0.80%, 6/8/17 (1)	3,500	3,500

Bexar County HFA MFH Revenue Refunding Bonds, Altamonte Apartments Project, (FNMA LOC), 0.80%, 6/8/17 (1)	3,500	3,500

Bexar County HFDC Revenue Bonds, Series A, El Centro Del Barrio Project, (JPMorgan Chase Bank N.A. LOC), 0.85%, 6/8/17 (1)	4,100	4,100

Bexar County Housing Finance Corp. MFH Revenue Bonds, Series A, Summit Hills Apartments Project, (FHLMC LOC), 0.87%, 6/8/17 (1)	3,500	3,500

Brazos Harbor Industrial Development Corp. Revenue Bonds, BASF Corp. Project, 0.91%, 6/8/17 (1)	4,000	4,000

Harris County Cultural Education Facilities Finance Corp. Revenue Bonds, Subseries C-1, Methodist Hospital System, 0.80%, 6/1/17 (1)	5,800	5,800

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 101.8% – continued

Texas – 18.2% – continued

Harris County HFDC Revenue Refunding Bonds, Series A-2, Methodist Hospital System, 0.80%, 6/1/17 (1)	$965	$965

Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds, Exxon Mobil Project, 0.76%, 6/1/17 (1)	3,645	3,645

San Antonio MFH Finance Corp. Revenue Bonds, Artisan San Pedro Apartments, (FHLMC LOC), 0.80%, 6/8/17 (1)	2,000	2,000

Texas State Department of Housing & Community Affairs Revenue Bonds, Series A-1, Timber Point Apartments, (FHLMC LOC), 0.83%, 6/8/17 (1)	5,430	5,430

Texas State G.O. Unlimited Bonds, 0.78%, 6/8/17 (1)	1,300	1,300
		37,740

Utah – 0.7%

Utah State Housing Corp. Multifamily Revenue Bonds, Series A, Florentine Villas, (FHLMC LOC), 0.80%, 6/8/17 (1)	1,500	1,500

Virginia – 2.8%

Lynchburg IDA Revenue Refunding Bonds, Series D, Centra Health, (FHLB LOC), 0.79%, 6/8/17 (1)	5,900	5,900

Washington – 2.2%

Washington State Housing Finance Commission Revenue Bonds, Series A, Whisperwood Apartments Project, (FNMA LOC), 0.83%, 6/8/17 (1)	4,650	4,650

West Virginia – 1.5%

West Virginia State Hospital Financing Authority & Improvement Revenue Refunding Bonds, Series A, Cabell Hospital, (Branch Banking & Trust Co. LOC), 0.82%, 6/8/17 (1)	3,030	3,030

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 101.8% – continued

Municipal States Pooled Securities – 0.5%

Tender Option Bond Trust Receipts/Certificates Floater Revenue Bonds, Series 2017-XM0492, 0.80%, 6/8/17 (1)(2)	$1,000,000	$1,000
Total Municipal Investments
(Cost $211,530)		211,530

Total Investments – 101.8%
(Cost $211,530) (3)		211,530

Liabilities less Other Assets – (1.8%)		(3,796)
NET ASSETS – 100.0%		$207,734

(1)	Variable rate security. Rate as of May 31, 2017 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(3)	At May 31, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$211,530
Gross tax appreciation of investments	$ –
Gross tax depreciation of investments	–
Net tax appreciation of investments	$ –

Percentages shown are based on Net Assets.

At May 31, 2017, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	26.1%
Housing	25.1
University	11.0
Industrial	10.1
IDB & PCR	8.5
School	6.8
All other sectors less than 5%	12.4

Total	100.0%

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS continued	MAY 31, 2017 (UNAUDITED)

At May 31, 2017, the maturity analysis for the Portfolio as a percentage of investment was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	78.3%
2-15 Days	21.7

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of May 31, 2017:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Investments (1)	$–	$211,530	$–	$211,530

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT – Alternative Minimum Tax

BANS – Bond Anticipation Notes

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

Gtd. – Guaranteed

HFA – Housing Finance Authority

HFDC – Health Facilities Development Corporation

IDA – Industrial Development Authority

IDB – Industrial Development Board

LOC – Letter of Credit

MFH – Multifamily Housing

PCR – Pollution Control Revenue

PSF – Permanent School Fund

SFM – Single Family Mortgage

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2017 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 7 portfolios as of May 31, 2017, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for all of the Trust’s portfolios. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

Presented herein are the financial statements for the following five money market portfolios: Government Assets Portfolio, Treasury Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, and Municipal Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio is authorized to issue a fourth class of shares: Williams Capital Shares. Each class is distinguished by the level of administrative and liaison services provided. At May 31, 2017, each of the Portfolios had Shares outstanding; the U.S. Government Portfolio, U.S. Government Select Portfolio and Municipal Portfolio had Service Shares outstanding; the Treasury Portfolio had Premier Shares outstanding; and the U.S. Government Select Portfolio had Williams Capital Shares outstanding. Premier Shares are currently only offered for the Treasury Portfolio.

Each of the Government Assets Portfolio, Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act. The Municipal Portfolio operates as an “institutional money market fund” under Rule 2a-7 of the 1940 Act and transacts in its shares at a floating net asset value (“NAV”), rounded to the fourth decimal place (e.g., $1.0000).

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Except for the Municipal Portfolio, the investments held by the Portfolios are currently valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board.

The Municipal Portfolio’s investments are valued at their fair value. Fixed income securities are valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by the Portfolio, are valued at their amortized cost, which, according to NTI, approximates fair value.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Portfolios’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

In making its determination of fair value of a security, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolios (primarily the Municipal Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the fair value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurer’s exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which they purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Portfolios to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust (and is not reflected in the assets of the Portfolios) as agent of the Portfolios, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. Certain Portfolios have entered into such repurchase agreements at May 31, 2017, as reflected in their accompanying Schedules of Investments.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Government Assets Portfolio, Treasury Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Government Assets Portfolio, Treasury Portfolio and U.S. Government Portfolio have entered into such joint repurchase agreements at May 31, 2017, as reflected in their accompanying Schedules of Investments.

The Portfolios may enter into transactions subject to enforceable netting arrangements (“netting arrangements”) under a repurchase agreement. Generally, netting arrangements allow the Portfolios to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, netting arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. As of May 31, 2017, the Portfolios were not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to netting arrangements.

The following table presents the repurchase agreements, which are subject to netting arrangements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Government Assets	Bank of America	$436,610	$(436,610)	$—
	Bank of Montreal	225,000	(225,000)	—
	BNP Paribas	55,000	(55,000)	—

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2017 (UNAUDITED)

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*

	Citigroup	$260,027	$(260,027)	$—
	Federal Rerseve Bank of New York	1,530,000	(1,530,000)	—
	JPMorgan	235,000	(235,000)	—
	Societe Generale	151,611	(151,611)	—
	Total	$2,893,248	$(2,893,248)	—
Treasury	Bank of America	$104,514	$(104,514)	—
	BNP Paribas	1,830,000	(1,830,000)	—
	Citigroup	66,327	(66,327)	—
	Deutsche Bank	200,000	(200,000)	—
	Federal Reserve Bank of New York	16,500,000	(16,500,000)	—
	Goldman Sachs	1,000,000	(1,000,000)	—
	HSBC Securities	1,000,000	(1,000,000)	—
	JPMorgan	1,000,000	(1,000,000)	—
	RBS Securities	740,000	(740,000)	—
	Societe Generale	704,514	(704,514)	—
	Total	$23,145,355	$(23,145,355)	$—
U.S. Government	Bank of America	$144,496	$(144,496)	$—
	Bank of Montreal	500,000	(500,000)	—
	Citigroup	123,767	(123,767)	—
	Federal Reserve Bank of New York	1,793,000	(1,793,000)	—
	JPMorgan	100,000	(100,000)	—
	Societe Generale	29,496	(29,496)	—
	Total	$2,690,759	$(2,690,759)	$—
U.S. Governement Select	Bank of America	775,000	(775,000)	—
	BNP Paribas	175,000	(175,000)	—
	Citigroup	218,835	(218,835)	—
	Federal Reserve Bank of New York	7,300,000	(7,300,000)	—
	JPMorgan	100,000	(100,000)	—
	Merrill Lynch	450,000	(450,000)	—
	Total	$9,018,835	$(9,018,835)	$—

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date. The Municipal Portfolio’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred that do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

F) LIQUIDITY FEES AND REDEMPTION GATES The Municipal Portfolio may impose a liquidity fee of up to 2 percent on redemptions from the Portfolio or temporarily restrict redemptions from the Portfolio for up to 10 business days in any given 90-day period (a “redemption gate”) in the event that the Portfolio’s weekly liquid assets fall below the following thresholds:

30 percent weekly liquid assets – If the Municipal Portfolio’s weekly liquid assets fall below 30 percent of the Portfolio’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Portfolio, the Board may impose a liquidity fee of no more than 2 percent of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that the weekly liquid assets of the Portfolio fall below 30 percent of the total assets.

10 percent weekly liquid assets – If the Municipal Portfolio’s weekly liquid assets fall below 10 percent of the Portfolio’s total assets as of the end of a business day, the Portfolio will impose, at the beginning of the next business day, a liquidity fee of 1 percent of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2 percent) would be in the best interests of the Portfolio.

If the Municipal Portfolio imposes a redemption gate, the Portfolio and the Portfolio’s authorized intermediaries will not accept redemption orders until the Portfolio has notified shareholders that the redemption gate has been lifted.

Liquidity fees and redemption gates may be terminated at any time at the discretion of the Board. In addition, liquidity fees and redemption gates will terminate at the beginning of the next business day once the Municipal Portfolio has invested 30 percent or more of its total assets in weekly liquid assets.

Liquidity fees would generally be used to assist the Municipal Portfolio to stem redemptions during times of market stress.

A liquidity fee imposed by the Municipal Portfolio will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to the redemption.

If the Municipal Portfolio’s weekly liquid assets fall below 10 percent of the Portfolio’s total assets, the Portfolio reserves the right to permanently suspend redemptions and liquidate if the Board of Trustees determines that it is not in the best interests of the Portfolio to continue operating.

Liquidity fees, if any, are included in ”Payments for Shares Redeemed” in Note 6 -Capital Share Transactions. No liquidity fees or redemption gates were imposed by the Municipal Portfolio during the six months ended May 31, 2017.

G) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios’ capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAV per share of the Portfolios.

At November 30, 2016, the following reclassifications were recorded.

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Government Assets	$438	$(438)	$–
Treasury	212	(212)	–
U.S. Government	21	(21)	–
U.S. Government Select	173	(173)	–
Municipal	(10)	–	10

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolios as of November 30, 2016.

At November 30, 2016, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

		UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG TERM CAPITAL GAINS (LOSSES)
Government Assets	$–	$1,410	$8
Treasury	–	6,229	–

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY, 2017 (UNAUDITED)

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG TERM CAPITAL GAINS (LOSSES)
U.S. Government	$–	$897	$–
U.S. Government Select	–	4,934	–
Municipal	220	85	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Government Assets	$–	$15,981	$–
Treasury	–	51,014	–
U.S. Government	–	4,303	–
U.S. Government Select	–	40,235	–
Municipal	5,755	88	645

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*
Government Assets	$–	$1,077
Treasury	–	1,472
U.S. Government	–	584
U.S. Government Select	–	2,101
Municipal	456	41

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2016, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 21, 2016, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility will expire on November 20, 2017, unless renewed.

The Portfolios did not have any borrowings or incur any interest expense for the six months ended May 31, 2017.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of each Portfolio’s average daily net assets as follows:

ANNUAL MANAGEMENT FEE
Government Assets	0.23%*
Treasury	0.13%
U.S. Government	0.23%*
U.S. Government Select	0.18%
Municipal	0.18%

*	Prior to April 1, 2017, the contractual management fee rate was 0.33%.

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations of 0.25 percent for the Government Assets Portfolio, 0.15 percent for the Treasury Portfolio, 0.25 percent for the U.S. Government Portfolio and 0.20 percent for each of the U.S. Government Select Portfolio and Municipal Portfolio of the Portfolios’ average daily net assets. The total annual fund operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2018. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the six months ended May 31, 2017, under the contractual expense reimbursement arrangement previously described are shown as “Less expenses contractually reimbursed by investment adviser” in the Statements of Operations. The contractual expense reimbursement receivables at May 31, 2017 were approximately $66,000, $229,000, $45,000, $131,000 and $21,000 for the Government Assets, Treasury, U.S. Government, U.S. Government Select and Municipal Portfolios, respectively, and are shown as “Receivable from affiliates for expense reimbursements” in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolios from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee a Portfolio will be able to avoid a negative yield. During the six months ended May 31, 2017, NTI did not voluntarily reimburse any additional expenses of the Portfolios.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of the Portfolios.

As compensation for custody services, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are shown as “Less custodian credits” in the Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to the shareholders of the Premier Shares of the Treasury Portfolio. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Portfolio.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Government Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2017 (UNAUDITED)

market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2017, the following Portfolios engaged in purchases and/or sales of securities from an affiliated entity:

Amounts in thousands	PURCHASES	SALES*
Municipal	$184,155	$(338,500)

*	During the six months ended May 31, 2017, the realized gain (loss) associated with these transactions is zero.

Northern Trust will return to the Portfolios the full amount of the return that Northern Trust receives on a Portfolio’s uninvested cash resulting from Northern Trust client custody sweep, the return is based on the application of the Federal Reserve’s Interest Rate on Excess Reserves. These amounts are shown on the Government Assets Portfolio’s, Treasury Portfolio’s and U.S. Government Portfolio’s Statements of Operations as ”Income from affiliates”.

6. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Government Assets	$48,693,595	$30	$(48,751,834)	$(58,209)
Treasury	5,120,733	1,769	(5,266,989)	(144,487)
U.S. Government	34,444,730	66	(33,429,277)	1,015,519
U.S. Government Select	101,074,827	1,446	(102,886,696)	(1,810,423)
Municipal	272,507	24	(813,688)	(541,157)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 272,507,000, 24,000 and (813,686,000), respectively.

Transactions in Shares for the fiscal year ended November 30, 2016, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Government Assets	$103,559,151	$320	$(105,888,880)	$(2,329,409)
Treasury	105,823,411	1,344	(112,625,166)	(6,800,411)
U.S. Government	64,282,177	59	(65,257,510)	(975,274)
U.S. Government Select	199,599,760	1,533	(196,941,601)	2,659,692
Municipal	17,942,493	23	(21,692,962)	(3,750,446)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 17,942,490,000, 23,000 and (21,692,956,000), respectively.

Transactions in Service Shares for the six months ended May 31, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government	$1,107	$–	$(1,015)	$92
U.S. Government Select	341,799	–	(397,596)	(55,797)
Municipal	949	–	(3,256)	(2,307)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 949,000, 0 and (3,256,000), respectively.

Transactions in Service Shares for the fiscal year ended November 30, 2016, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Government Assets	$7,689	$–	$(13,946)	$(6,257)
U.S. Government	32,009	2	(40,277)	(8,266)
U.S. Government Select	574,592	–	(525,177)	49,415
Municipal	29,244	1	(42,314)	(13,069)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 29,243,000, 1,000 and (42,313,000), respectively.

Transactions in Premier Shares for the six months ended May 31, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$117,392,222	$–	$(114,258,532)	$3,133,690

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in Premier Shares for the period August 1, 2016 (commencement of operations) to November 30, 2016, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$83,619,781	$–	$(59,142,856)	$24,476,925

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the six months ended May 31, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$2,061,490	$569	$(1,812,854)	$249,205

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the fiscal year ended November 30, 2016, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$325,000	$173	$(65,000)	$260,173

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

7. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

8. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by portfolios and to improve the quality and type of information that portfolios provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Portfolio’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X is August 1, 2017 while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Portfolios.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2016, FASB released Accounting Standards Update (“ASU”) 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

10. REORGANIZATION

On May 17, 2017, the Board approved the reorganization of Government Assets Portfolio (the “Acquired Portfolio”) into U.S. Government Portfolio (the “Acquiring Portfolio”). It is anticipated that the reorganization will be completed on or about November 17, 2017. The reorganization will be effected pursuant to a Plan of Reorganization (the “Plan”). In the reorganization, all of the assets of the Acquired Portfolio will be transferred to the Acquiring Portfolio, in exchange for shares of the Acquiring Portfolio of equal aggregate value and the Acquiring Portfolio’s assumption of all of the liabilities of the Acquired Portfolio. The shares of the Acquiring Portfolio then will be distributed to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio. Holders of shares of the Acquired Portfolio will hold, immediately after the reorganization, shares of the Acquiring Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares the shareholder held in the Acquired Portfolio immediately prior to the reorganization. It is currently anticipated that the reorganization of the Acquired Portfolio will be effected on a tax-free basis for federal income tax purposes.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2017 (UNAUDITED)

12. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)

Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm to the Trust effective upon completion of the services related to the audit for the Trust’s fiscal year ended November 30, 2016. EY’s reports on the Trust’s financial statements for the fiscal years ended November 30, 2016 and November 30, 2015 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust’s fiscal years ended November 30, 2016 and November 30, 2015, (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust’s financial statements for such fiscal years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 17, 2016, the Trust by action of the Board upon the recommendation of the Trust’s Audit Committee engaged Deloitte & Touche LLP as the independent registered public accounting firm to audit the Trust’s financial statements for the fiscal year ending November 30, 2017. During the Trust’s fiscal years ended November 30, 2016 and November 30, 2015, neither the Trust, its Portfolios nor anyone on their behalf has consulted with Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FUND EXPENSES

As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2016 through May 31, 2017.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/16 - 5/31/17” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

GOVERNMENT ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2016	ENDING ACCOUNT VALUE 5/31/2017	*EXPENSES PAID 12/1/2016 - 5/31/2017
Actual	0.25%	$1,000.00	$1,002.10	$1.25
Hypothetical**	0.25%	$1,000.00	$1,023.68	$1.26

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2016	ENDING ACCOUNT VALUE 5/31/2017	*EXPENSES PAID 12/1/2016 - 5/31/2017
Actual	0.15%	$1,000.00	$1,002.50	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.18	$0.76
PREMIER SHARES
Actual	0.20%	$1,000.00	$1,002.30	$1.00
Hypothetical**	0.20%	$1,000.00	$1,023.93	$1.01

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2016	ENDING ACCOUNT VALUE 5/31/2017	*EXPENSES PAID 12/1/2016 - 5/31/2017
Actual	0.25%	$1,000.00	$1,002.10	$1.25
Hypothetical**	0.25%	$1,000.00	$1,023.68	$1.26
SERVICE SHARES
Actual	0.25%	$1,000.00	$1,002.10	$1.25
Hypothetical**	0.25%	$1,000.00	$1,023.68	$1.26

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2016	ENDING ACCOUNT VALUE 5/31/2017	*EXPENSES PAID 12/1/2016 - 5/31/2017
Actual	0.20%	$1,000.00	$1,002.30	$1.00
Hypothetical**	0.20%	$1,000.00	$1,023.93	$1.01
SERVICE SHARES
Actual	0.20%	$1,000.00	$1,002.30	$1.00
Hypothetical**	0.20%	$1,000.00	$1,023.93	$1.01
WILLIAMS CAPITAL SHARES
Actual	0.20%	$1,000.00	$1,002.30	$1.00
Hypothetical**	0.20%	$1,000.00	$1,023.93	$1.01

MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2017 (UNAUDITED)

MUNICIPAL

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2016	ENDING ACCOUNT VALUE 5/31/2017	*EXPENSES PAID 12/1/2016 - 5/31/2017
Actual	0.20%	$1,000.00	$1,002.60	$1.00
Hypothetical**	0.20%	$1,000.00	$1,023.93	$1.01
SERVICE SHARES
Actual	0.20%	$1,000.00	$1,002.60	$1.00
Hypothetical**	0.20%	$1,000.00	$1,023.93	$1.01

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2017. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”) oversees the management, and reviews the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Portfolios with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Portfolios by the Board of Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 17, 2017 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. This information included written materials and verbal presentations relating to the Management Agreement in preparation for their consideration of the Management Agreement, as well as reports from the Board’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Portfolios. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing programs and cyber-security program; (iv) fees charged to and expenses borne by the Portfolios; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Portfolios; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Portfolios by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements) of the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Portfolios compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Portfolios and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Portfolios; (viii) the fees paid by the Portfolios to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Portfolios. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Portfolios, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Portfolios by Northern and its affiliates. These services include acting as the Portfolios’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolios and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern. They considered the quality of Northern’s communications with and services to shareholders, as

MONEY MARKET PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2017 (UNAUDITED)

well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Portfolios. They noted Northern’s enhancements to technology in recent years including enhancements to cybersecurity controls, business continuity and disaster recovery. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Portfolios’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Portfolios by Northern, including its oversight of the Portfolios’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Portfolios’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolios’ service providers and the continued active involvement of Northern’s internal audit group in reviewing operations related to the Portfolios. The Trustees also took into account that the scope of services provided by Northern, and of the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Portfolios’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolios and its shareholders to address the amendments to Rule 2a-7 of the 1940 Act, including among other things, the conversion of the Municipal Portfolio to variable net asset value pricing. They also considered Northern’s preparations with respect to the increased reporting requirements required by new regulations.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and other investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Portfolios. The Trustees also took into consideration Northern’s and its affiliates’ strong financial position, stability and willingness to support the Portfolios through expense reimbursements. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to continue to provide quality services to the Portfolios.

Performance

The Trustees considered the investment performance of the Portfolios. They first considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. The Trustees also took into account the continuing low interest rate environment in which the Portfolios were operating and any contributions by Northern to the Portfolios to prevent negative yield. For Portfolios that had been in existence for the applicable periods, the Trustees received information on the Portfolios’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Broadridge. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Portfolios with the funds included in their respective peer groups and peer universes. Among other performance data considered, the Trustees noted that the performance of each of the Portfolios for the one-, three- and five-year periods ended January 31, 2017 was at or above their respective Broadridge performance universe average. The Trustees also considered each Portfolio’s three-year performance versus net expenses as compared to its Broadridge peer group.

The Trustees took into account management’s discussion of the Portfolios’ performance and considered the Portfolios’ investment performance relative to the investor base the Portfolios are intended to serve. The Trustees noted the potential impact of the relative risk parameters of the different Portfolios. Specifically, they took into consideration that Northern’s more risk averse investment strategies may cause the Portfolios to underperform against their peers during certain market environments. The Trustees also took into consideration the steps taken by Northern to manage the Portfolios to maintain stable net asset values during the recent market and economic environments, including in relation to the low interest rate environment. The Trustees noted the recent change in investment strategy with respect to the Government Assets Portfolio (formerly known as the Diversified Assets Portfolio).

In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Portfolios and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Portfolios’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Portfolios’ contractual management fee rates and management fees paid by the Portfolios after taking into account any expense reimbursements; the Portfolios’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolios; any voluntary expense reimbursements made by Northern to maintain a positive yield for the Portfolios; and whether a consistent methodology was in place for determining the fees and expenses of the Portfolios. They noted

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT continued

that any voluntary expense reimbursements made by Northern to the Portfolios could be terminated at any time. The Trustees also noted certain actions taken by Northern over the years to reduce Portfolio expenses, such as service provider fee reductions, and reductions in the contractual expense caps for the U.S. Government, Government Assets and Treasury Portfolios.

The Trustees reviewed information on the fee rates paid by the Portfolios under the Management Agreement and the Portfolios’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. In comparing the Portfolios’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees noted the following:

The Government Assets Portfolio’s net management fee was above its Broadridge peer group and universe medians, and its total expense ratio after reimbursement of expenses was above its Broadridge category objective median and Broadridge peer group median.

The Municipal Portfolio’s net management fee was at its Broadridge peer group median and above its peer universe median, and its total expense ratio after reimbursement of expenses was above its Broadridge category objective median and Broadridge peer group median.

The Treasury Portfolio’s net management fee was above its Broadridge peer group median and below its Broadridge peer universe median, and its total expense ratio after reimbursement of expenses was below its Broadridge category objective median and at its Broadridge peer group median.

The U.S. Government Portfolio’s net management fee was above its Broadridge peer group and universe medians, and its total expense ratio after reimbursement of expenses was above its Broadridge category objective median and its Broadridge peer group median.

The U.S. Government Select Portfolio’s net management fee was above its Broadridge peer group and universe medians, and its total expense ratio after reimbursement of expenses was below its Broadridge category objective median and above its Broadridge peer group median.

The Trustees took into account Northern’s discussion of the Portfolios’ expenses, including the explanation that Broadridge used fiscal year end data and that Broadridge peer funds experienced different interest rate levels during their fiscal years and thus different gross yields, which determined the actual expenses of those funds. The Trustees also noted that Northern had reimbursed expenses for each of the Portfolios. They also reviewed information comparing the Portfolios’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. For Portfolios where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Portfolios and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Portfolios.

In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Portfolio-by-Portfolio basis and on an overall basis and both before and after distribution and certain non-distribution costs. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Portfolios’ sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Portfolios and the high quality of the services provided by Northern, as well as cost savings initiatives implemented by Northern over the years. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Portfolios. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolios grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Portfolio

MONEY MARKET PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2017 (UNAUDITED)

did not have breakpoints. They took into account management’s discussion of the Portfolios’ management fee structure and considered Northern’s view that the Portfolios are sharing in economies of scale through the level at which the Portfolios’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Portfolios to specific levels. The Trustees noted the Northern’s reduction in its management fee rates and contractual expense caps during the past year for the U.S. Government, Government Assets and Treasury Portfolios.

The Trustees determined that the Portfolios’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Portfolios provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and the benefits to Northern and its affiliates from their ability to leverage resources over a larger asset base. The Trustees also took into account that Northern benefitted from receipt of research products and services generated by equity portfolios managed by Northern.

After deliberation, the Trustees concluded with respect to each of the Portfolios that the management fee paid by the Portfolio was reasonable in light of the services provided by Northern, its costs and the Portfolio’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Portfolios and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement for an additional one-year term.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ website at northerntrust.com/institutional or the SEC’s website at www.sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	PRIME OBLIGATIONS PORTFOLIO
Ticker Symbols:
Shares: NPAXX
Service: NPCXX

10	NOTES TO THE FINANCIAL STATEMENTS

16	FUND EXPENSES

17	APPROVAL OF MANAGEMENT AGREEMENT

20	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Prime Obligations Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Prime Obligations Portfolio summary prospectus or prospectus, which contains more complete information about the Northern Institutional Funds Prime Obligations Portfolio’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspended your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2017 (UNAUDITED)

Amounts in thousands, except per share data	PRIME OBLIGATIONS PORTFOLIO
ASSETS:
Investments, at value	$1,511,275
Repurchase agreements, at value	170,000
Cash	22,709
Interest income receivable	1,492
Receivable from affiliates for expense reimbursements	28
Prepaid and other assets	4
Total Assets	1,705,508
LIABILITIES:
Payable for fund shares redeemed	11
Distributions payable to shareholders	1,351
Payable to affiliates:
Management fees	183
Custody fees	31
Transfer agent fees	21
Trustee fees	4
Accrued other liabilities	78
Total Liabilities	1,679
Net Assets	$1,703,829
ANALYSIS OF NET ASSETS:
Capital stock	$1,703,412
Accumulated undistributed net investment loss	(4)
Accumulated undistributed net realized gain	18
Net unrealized appreciation	403
Net Assets	$1,703,829
Total Shares Outstanding (no par value, unlimited shares authorization)	1,703,404
Net Asset Value, Redemption and Offering Price Per Share	$1.0003
Investments, at cost	$1,510,872
Repurchase agreements, at cost	170,000

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)

Amounts in thousands	PRIME OBLIGATIONS PORTFOLIO
INVESTMENT INCOME:
Interest income	$8,276
Total Investment Income	8,276
EXPENSES:
Management fees	1,104
Custody fees	118
Transfer agent fees	128
Registration fees	57
Printing fees	19
Professional fees	33
Trustee fees	14
Other	44
Total Expenses	1,517
Less expenses contractually reimbursed by investment adviser	(208)
Less custodian credits	(21)
Net Expenses	1,288
Net Investment Income	6,988
NET REALIZED AND UNREALIZED GAINS:
Net realized gains on:
Investments	18
Net change in unrealized appreciation on:
Investments	102
Net Gains	120
Net Increase in Net Assets Resulting from Operations	$7,108

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) OR THE FISCAL YEAR ENDED NOVEMBER 30, 2016

	PRIME OBLIGATIONS PORTFOLIO
Amounts in thousands	2017	2016
OPERATIONS:
Net investment income	$6,988	$13,274
Net realized gains	18	321
Net change in unrealized appreciation	102	301
Net Increase in Net Assets Resulting from Operations	7,108	13,896
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from Shares transactions	(7,253)	(1,899,370)
Net decrease in net assets resulting from Service Shares transactions	(127)	(37,331)
Net decrease in net assets resulting from GFS Shares transactions(1)	–	(361,707)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(7,380)	(2,298,408)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(7,011)	(12,286)
From net realized gains	(37)	–
Total Distributions to Shares Shareholders	(7,048)	(12,286)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(2)	(153)
Total Distributions to Service Shares Shareholders	(2)	(153)
DISTRIBUTIONS TO GFS SHARES SHAREHOLDERS:
From net investment income	–	(1,192)
Total Distributions to GFS Shares Shareholders	–	(1,192)
Total Decrease in Net Assets	(7,322)	(2,298,143)
NET ASSETS:
Beginning of period	1,711,151	4,009,294
End of period	$1,703,829	$1,711,151
Accumulated Undistributed Net Investment Income (Loss)	$(4)	$21

(1)	Effective November 17, 2016, the GFS Shares was terminated and is no longer offered to shareholders.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) OR THE FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.0002	$1.0000 (1)	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0041	0.0040 (2)	– (3)	– (3)	– (3)	– (3)
Net realized and unrealized gains (losses)	0.0001	0.0006	– (3)	– (3)	– (3)	– (3)
Total from Investment Operations	0.0042	0.0046	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0041)	(0.0044)	– (3)	– (3)	– (3)	– (3)
From net realized gains	– (4)	–	–	–	–	–
Total Distributions Paid	(0.0041)	(0.0044)	–	–	–	–
Net Asset Value, End of Period	$1.0003	$1.0002	$1.00	$1.00	$1.00	$1.00
Total Return(5)	0.42%	0.46%	0.06%	0.02%	0.06%	0.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,703,829	$1,711,024	$3,610,101	$3,649,756	$3,436,400	$3,690,819
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before waivers, reimbursements and credits	0.18%	0.17%	0.17%	0.24%	0.27%	0.28%
Net investment income, net of waivers, reimbursements and credits	0.82%	0.40%	0.06%	0.02%	0.06%	0.07%
Net investment income (loss), before waivers, reimbursements and credits	0.79%	0.38%	0.04%	(0.07)%	(0.06)%	(0.06)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amount from distributions paid from net realized gains was less than $0.0001 per share.
(5)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 10.5%

ABS Other – 10.5%

Bedford Row Funding Corp., 1.24%, 6/5/17 (1)(2)	$20,000	$20,009

Bennington Stark Capital Co. LLC, 1.07%, 6/1/17 (1)	25,000	24,999
1.07%, 6/12/17 (1)	7,000	6,998

Charta Corp. LLC, 1.17%, 6/22/17 (1)	15,000	14,991

Collateralized Commercial Paper Co. LLC, 1.29%, 6/8/17 (2)	12,000	12,008
1.20%, 6/19/17 (2)	12,000	12,000

Concord Minutemen Capital Co. LLC, Class A, 1.02%, 6/15/17 (1)	4,000	3,998
1.23%, 8/9/17 (1)	30,000	29,935

Crown Point Capital Co. LLC, 1.24%, 7/6/17	15,000	14,984

Lexington Parker Capital Co. LLC, 1.20%, 8/25/17 (1)	15,000	14,958

Victory Receivables Corp., 1.01%, 6/6/17	10,000	9,998
1.02%, 6/16/17 (1)	15,000	14,992
		179,870
Total ABS Commercial Paper
(Cost $179,848)		179,870

CERTIFICATES OF DEPOSIT – 37.8%

Banking – 37.8%

Bank of America N.A., 1.17%, 6/9/17 (2)	8,000	8,000
1.21%, 6/12/17 (2)	9,000	8,969

Bank of Montreal, Chicago Branch, 1.20%, 6/20/17 (2)	10,000	10,004
1.15%, 7/10/17	25,000	25,001
1.53%, 1/22/18	15,000	15,012

Bank of Nova Scotia, Houston Branch, 1.43%, 6/5/17 (2)	20,000	20,000
1.09%, 6/12/17 (2)	15,000	14,998

Bank of Nova Scotia, New York Branch, 1.51%, 2/2/18	20,000	20,023

BNP Paribas S.A., New York Branch, 1.10%, 6/5/17	10,000	10,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 37.8% – continued

Banking – 37.8% – continued
1.24%, 9/18/17	$15,000	$15,002

Canadian Imperial Bank of Commerce, 1.25%, 6/26/17 (2)	8,500	8,502
1.36%, 8/22/17 (2)	8,000	8,009

Citibank N.A., 1.16%, 7/7/17	12,000	12,002
1.30%, 11/9/17	10,000	10,000

Citibank N.A., New York Branch, 1.30%, 7/20/17	15,000	15,005
1.29%, 8/16/17	5,000	5,002

Commonwealth Bank of Australia, New York Branch, 1.34%, 6/3/17 (2)	15,000	15,028

Cooperatieve Rabobank U.A., New York Branch, 1.32%, 6/7/17 (2)	20,000	20,000
1.21%, 7/17/17	15,000	15,005

Credit Agricole Corporate and Investment Bank, New York, 1.24%, 9/22/17	15,000	15,002

Credit Suisse A.G., New York Branch, 1.92%, 6/12/17 (2)	14,600	14,637
1.27%, 6/22/17 (2)	15,000	15,002

DNB Bank ASA, 1.35%, 6/19/17 (2)	15,000	15,006

KBC Bank N.V., 1.25%, 8/7/17	8,000	8,007

KBC Bank N.V., Brussels Branch, 1.20%, 7/12/17	25,000	25,016

Mitsubishi UFJ Trust & Banking Corp., 1.15%, 6/19/17	15,000	15,002
1.16%, 7/24/17	10,000	10,002

Oversea-Chinese Banking Corp. Ltd., 1.23%, 6/1/17 (2)	20,000	20,000
1.25%, 7/24/17	14,750	14,755

Royal Bank of Canada, New York Branch, 1.19%, 6/20/17 (2)	10,000	10,004
1.48%, 7/19/17 (2)	15,000	15,033

Shizuoka Bank Ltd., New York Branch, 1.24%, 6/12/17	5,000	5,000
1.24%, 7/10/17	3,000	3,000
1.25%, 8/4/17	25,000	25,007

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 37.8% – continued

Banking – 37.8% – continued

Skandinaviska Enskilda Banken AB, 1.26%, 6/5/17 (2)	$16,000	$16,014

Svenska Handelsbanken AB, New York Branch, 1.39%, 6/7/17 (2)	16,000	16,012
1.17%, 6/23/17 (2)	8,000	8,000
1.12%, 6/27/17 (2)	10,000	10,000

Toronto Dominion Bank, London Branch, 1.30%, 11/10/17	5,000	5,002
1.53%, 2/21/18	15,000	15,024

Toronto Dominion Bank, New York Branch, 1.34%, 6/5/17 (2)	9,000	9,011

UBS A.G., 1.48%, 11/22/17 (2)	8,500	8,508

UBS A.G., Stamford Branch, 1.45%, 6/23/17	20,000	20,000

Wells Fargo Bank N.A., 1.13%, 6/12/17 (2)	20,000	20,007
1.27%, 6/21/17 (2)	15,000	15,015
1.51%, 2/2/18	20,000	20,024

Westpac Banking Corp., New York Branch, 1.51%, 6/12/17 (2)	15,000	15,034
		643,686
Total Certificates Of Deposit
(Cost $643,378)		643,686

COMMERCIAL PAPER – 10.8%

Banking – 5.1%

Commonwealth Bank of Australia, 1.52%, 1/11/18 (1)	15,000	14,884

DBS Bank Ltd., 1.12%, 7/7/17 (1)	10,000	9,991
1.06%, 7/13/17 (1)	9,000	8,990

National Australia Bank Ltd., 1.50%, 6/5/17 (1)(2)	15,000	15,032

Oversea-Chinese Banking Corp. Ltd., 1.16%, 6/1/17 (1)(2)	16,000	16,003

United Overseas Bank Ltd., New York Branch, 1.20%, 6/22/17 (1)(2)	15,000	15,006

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 10.8% – continued

Banking – 5.1% – continued

Westpac Banking Corp., New York Branch, 1.22%, 6/15/17 (1)(2)	$8,000	$8,005
		87,911

Diversified Manufacturing – 4.7%

General Electric Co., 0.82%, 6/1/17	80,000	79,998

Foreign Local Government – 1.0%

NRW.BANK, 1.10%, 7/7/17 (1)	17,000	16,981
Total Commercial Paper
(Cost $184,816)		184,890

CORPORATE NOTES/BONDS – 0.5%

Automotive – 0.5%

American Honda Finance Corp., 1.21%, 6/8/17 (2)	8,000	7,999
Total Corporate Notes/Bonds
(Cost $8,000)		7,999

EURODOLLAR TIME DEPOSITS – 20.7%

Banking – 20.7%

Australia and New Zealand Banking Group, 0.83%, 6/1/17	60,000	60,000

Branch Banking & Trust, Cayman Islands Branch, 0.78%, 6/1/17	80,000	80,000

Credit Agricole S.A., London Branch, 0.85%, 6/1/17	60,000	60,000

Credit Industriel et Commercial, Paris Branch, 0.85%, 6/1/17	60,000	60,000

Nordea Bank AB, New York Branch, 0.83%, 6/1/17	25,000	25,000

Skandinaviska Enskilda Banken AB, 0.83%, 6/1/17	67,000	67,000
		352,000
Total Eurodollar Time Deposits
(Cost $352,000)		352,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 8.4%

Illinois – 1.7%

Illinois State Toll Highway Authority Revenue Bonds, Series A-1B, (Bank of America N.A. LOC), 0.80%, 6/8/17 (3)	$29,600	$29,600

Kentucky – 0.4%

Kentucky State Housing Corp. Housing Taxable Revenue Bonds, Series O, 1.00%, 6/8/17 (3)	5,930	5,930

Michigan – 4.7%

Michigan State Finance Authority Revenue Bonds, Series B, School Loan Revolving Fund, (PNC Bank N.A. LOC), 0.93%, 6/8/17 (3)	40,000	40,000

Michigan State Finance Authority Revenue Bonds, Series C, School Loan Revolving Fund, (Bank of Montreal LOC), 0.93%, 6/8/17 (3)	40,200	40,200
		80,200

New York – 0.9%

Triborough Bridge & Tunnel Authority Taxable Revenue Refunding Bonds, Subseries 2A, (Bank of America N.A. LOC), 0.95%, 6/8/17 (3)	16,000	16,000

Municipal States Pooled Securities – 0.7%

Nuveen Free Quality Municipal Income Fund Demand Preferred, Series 3 (AMT), 0.86%, 6/8/17 (3)	11,100	11,100
Total Municipal Investments
(Cost $142,830)		142,830

Investments, at Value
(Cost $1,510,872)		1,511,275

REPURCHASE AGREEMENTS – 10.0%

Repurchase Agreements – 10.0% (4)

BMO Capital Markets Corp., dated 5/31/17 repurchase price $25,001 1.01%, 6/1/17	25,000	25,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 10.0% – continued

Repurchase Agreements – 10.0% (4) – continued

Citigroup Global Markets, Inc., dated 5/31/17, repurchase price $60,001 0.82%, 6/1/17	$60,000	$60,000

Credit Suisse Securities, dated 5/31/17 repurchase price $10,005 1.01%, 7/5/17	10,000	10,000

HSBC Securities (USA), Inc., dated 5/31/17 repurchase price $15,015 1.16%, 7/1/17	15,000	15,000

JPMorgan Securities LLC, dated 5/31/17, repurchase price $15,017 1.31%, 9/3/17	15,000	15,000

JPMorgan Securities LLC, dated 5/31/17, repurchase price $30,026 1.01%, 6/7/17	30,000	30,000

Societe Generale S.A., dated 5/31/17 repurchase price $15,010 1.16%, 8/4/17	15,000	15,000
		170,000
Total Repurchase Agreements
(Cost $170,000)		170,000

Total Investments – 98.7%
(Cost $1,680,872) (5)		1,681,275

Other Assets less Liabilities – 1.3%		22,554
NET ASSETS – 100.0%		$1,703,829

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Variable rate security. Rate as of May 31, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk, and/or credit risk.
(3)	Variable rate security. Rate as of May 31, 2017 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2017 (UNAUDITED)

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Commercial Paper	$42,006	0.00%	6/1/17 – 12/1/17
Corporate Bonds	$58,857	1.25% – 8.55%	9/7/17 – 6/26/37
U.S. Treasury Bonds	$15,450	0.00%	5/15/47
U.S. Treasury Notes	$61,200	2.00%	11/15/26

Total	$177,513

(5)	At May 31, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,680,872
Gross tax appreciation of investments	$442
Gross tax depreciation of investments	(39)
Net tax appreciation of investments	$403

Percentages shown are based on Net Assets.

At May 31, 2017 the maturity analysis for the Portfolio as a percentage of investment was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	47.5%
2 – 15 Days	16.6
16 – 30 Days	11.0
31 – 60 Days	11.1
61 – 97 Days	5.5
98 – 180 Days	3.2
181 – 270 Days	5.1

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy as of May 31, 2017:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
ABS Commercial Paper (1)	$–	$179,870	$–	$179,870
Certificates of Deposit (1)	–	643,686	–	643,686
Commercial Paper (1)	–	184,890	–	184,890
Corporate Notes/Bonds (1)	–	7,999	–	7,999
Eurodollar Time Deposits (1)	–	352,000	–	352,000
Municipal Investments (1)	–	142,830	–	142,830
Repurchase Agreements (1)	–	170,000	–	170,000
Total Investments	$–	$1,681,275	$–	$1,681,275

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS – Asset-Backed Securities

AMT – Alternative Minimum Tax

LOC – Letter of Credit

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 7 portfolios as of May 31, 2017, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for the Prime Obligations Portfolio (the “Portfolio”). Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio is currently authorized to offer four classes of shares: Shares, Service Shares, Premier Shares and Williams Capital Shares. Each class is distinguished by the level of administrative and liaison services provided. At May 31, 2017, Shares class of the Portfolio were outstanding. Premier Shares and Williams Capital Shares are not currently offered to shareholders and there were no Service Shares outstanding at May 31, 2017.

The Portfolio operates as an “institutional money market fund” under Rule 2a-7 of the 1940 Act and transacts in its shares at a floating net asset value (“NAV”), rounded to the fourth decimal place (e.g., $1.0000).

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The Portfolio’s investments are valued at their fair value. Fixed income securities are valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by the Portfolio, are valued at their amortized cost, which, according to NTI, approximates fair value.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Trust’s Board of Trustees (the “Board”). NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

In making its determination of fair value of a security, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolio are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the fair value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurer’s exposure to securities involving sub-prime mortgages may cause a

PRIME OBLIGATIONS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2017 (UNAUDITED)

municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which it purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Portfolio to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust (and is not reflected in the assets of the Portfolio) as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements at May 31, 2017, as reflected in its accompanying Schedule of Investments.

The Portfolio may enter into transactions subject to enforceable netting arrangements (“netting arrangements”) under a repurchase agreement. Generally, netting arrangements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, netting arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of May 31, 2017, the Portfolio was not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting arrangements.

The following table presents the repurchase agreements, which are subject to netting arrangements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Prime Obligations	Bank of Montreal	$25,000	$(25,000)	$—
	Citigroup	60,000	(60,000)	—
	Credit Suisse	10,000	(10,000)	—
	HSBC Securities	15,000	(15,000)	—
	JP Morgan	45,000	(45,000)	—
	Societe Generale	15,000	(15,000)	—
	Total	$170,000	$(170,000)	$—

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedule of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

E) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred that do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

F) LIQUIDITY FEES AND REDEMPTION GATES The Portfolio may impose a liquidity fee of up to 2 percent on redemptions from the Portfolio or temporarily restrict redemptions from the Portfolio for up to 10 business days in any given 90-day period (a “redemption gate”) in the event that the Portfolio’s weekly liquid assets fall below the following thresholds:

30 percent weekly liquid assets – If the Portfolio’s weekly liquid assets fall below 30 percent of the Portfolio’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Portfolio, the Board may impose a liquidity fee of no more than 2 percent of the amount redeemed and/or a redemption gate that temporarily suspends the right of

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that the weekly liquid assets of the Portfolio fall below 30 percent of the total assets.

10 percent weekly liquid assets – If the Portfolio’s weekly liquid assets fall below 10 percent of the Portfolio’s total assets as of the end of a business day, the Portfolio will impose, at the beginning of the next business day, a liquidity fee of 1 percent of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2 percent) would be in the best interests of the Portfolio.

If the Portfolio imposes a redemption gate, the Portfolio and the Portfolio’s authorized intermediaries will not accept redemption orders until the Portfolio has notified shareholders that the redemption gate has been lifted.

Liquidity fees and redemption gates may be terminated at any time at the discretion of the Board. In addition, liquidity fees and redemption gates will terminate at the beginning of the next business day once the Portfolio has invested 30 percent or more of its total assets in weekly liquid assets.

Liquidity fees would generally be used to assist the Portfolio to stem redemptions during times of market stress.

A liquidity fee imposed by the Portfolio will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to the redemption.

If the Portfolio’s weekly liquid assets fall below 10 percent of the Portfolio’s total assets, the Portfolio reserves the right to permanently suspend redemptions and liquidate if the Board of Trustees determines that it is not in the best interests of the Portfolio to continue operating.

Liquidity fees, if any, are included in “Payments for Shares Redeemed” in Note 6 -Capital Share Transactions. No liquidity fees or redemption gates were imposed by the Portfolio during the six months ended May 31, 2017.

G) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses, non-deductable taxes paid and distribution reclassifications. These reclassifications have no impact on the net assets or the NAV per share of the Portfolio.

At November 30, 2016, the following reclassifications were recorded.

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Prime Obligations	$284	$(284)

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2016.

At November 30, 2016, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Prime Obligations	$786	$37

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

PRIME OBLIGATIONS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2017 (UNAUDITED)

The tax character of distributions paid during the fiscal years ended November 30, 2016 and 2015 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME (LOSS)*
Amounts in thousands	2016	2015
Prime Obligations	$13,195	$1,726

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as interest expense and other expenses, respectively, on the Statement of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 21, 2016, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility will expire on November 20, 2017, unless renewed.

The Portfolio did not have any borrowings or incur any interest expense for the six months ended May 31, 2017.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.13 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to adhere to the expense limitation of 0.15 percent of the Portfolio’s average daily net assets. The total annual fund operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed.

The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2018. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the six months ended May 31, 2017, under the contractual expense reimbursement arrangement previously described are shown as “Less expenses contractually reimbursed by investment adviser” in the Statement of Operations. The contractual expense reimbursement receivable at May 31, 2017 is shown as “Receivable from affiliates for expense reimbursements” in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolio from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee the Portfolio will be able to avoid a negative yield. Any such reimbursement is paid monthly to the Portfolio by NTI. During the six months ended May 31, 2017, NTI did not voluntarily reimburse any additional expenses of the Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

As compensation for custody services, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are shown as “Less custodian credits” in the Statement of Operations.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation from the Portfolio under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Government Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2017, the Portfolio engaged in purchases and/or sales of securities from an affiliated entity:

Amounts in thousands	PURCHASES	SALES*
Prime Obligations	$92,000	$162,945

*	During the six months ended May 31, 2017, the realized gain (loss) associated with these transactions is zero.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$5,129,911	$271	$(5,137,435)	$(7,253)
Service Shares	2,278	—	(2,405)	(127)

*	The share amounts of transactions from shares sold, reinvested and redeemed were approximately 5,129,094,000, 271,000 and (5,136,594,000) for Shares and 2,278,000, 0 and (2,405,000) for Service Shares, respectively.

Transactions in capital shares for the fiscal year ended November 30, 2016, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$17,015,978	$1,024	$(18,916,372)	$(1,899,370)
Service Shares	187,961	8	(225,300)	(37,331)
GFS Shares	3,530,162	—	(3,891,869)	(361,707)

*	The share amounts of transactions from shares sold, reinvested and redeemed were approximately 17,015,758,000, 1,020,000 and (18,916,182,000) for Shares and 187,960,000, 8,000 and (225,297,000) for Service Shares, respectively. The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions for GFS Shares.

7. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

8. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by portfolios and to improve the quality and type of information that portfolios provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Portfolio’s financial

PRIME OBLIGATIONS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2017 (UNAUDITED)

statements, as well as other amendments. The compliance date for the amendments of Regulation S-X is August 1, 2017 while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Portfolio.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2016, FASB released Accounting Standards Update (“ASU”) 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

11. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)

Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm to the Trust effective upon completion of the services related to the audit for the Trust’s fiscal year ended November 30, 2016. EY’s reports on the Trust’s financial statements for the fiscal years ended November 30, 2016 and November 30, 2015 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust’s fiscal years ended November 30, 2016 and November 30, 2015, (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust’s financial statements for such fiscal years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 17, 2016, the Trust by action of the Board upon the recommendation of the Trust’s Audit Committee engaged Deloitte & Touche LLP as the independent registered public accounting firm to audit the Trust’s financial statements for the fiscal year ending November 30, 2017. During the Trust’s fiscal years ended November 30, 2016 and November 30, 2015, neither the Trust, its Portfolio nor anyone on their behalf has consulted with Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FUND EXPENSES	MAY 31, 2017 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2016 through May 31, 2017.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/16 - 5/31/17” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

PRIME OBLIGATIONS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2016	ENDING ACCOUNT VALUE 5/31/2017	*EXPENSES PAID 12/1/2016 - 5/31/2017
Actual	0.15%	$1,000.00	$1,004.20	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.18	$0.76

*	Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2017. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses.

PRIME OBLIGATIONS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT	MAY 31, 2017 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”) oversees the management, and reviews the investment performance and expenses of the Prime Obligations Portfolio (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Portfolio with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Portfolio by the Board of Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 17, 2017 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. This information included written materials and verbal presentations relating to the Management Agreement in preparation for their consideration of the Management Agreement, as well as reports from the Board’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Portfolio. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing programs and cyber-security program; (iv) fees charged to and expenses borne by the Portfolio; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Portfolio; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Portfolio by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements) of the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fee charged to the Portfolio compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Portfolio and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Portfolio; (viii) the fees paid by the Portfolio to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Portfolio. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for the Portfolio, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Portfolio by Northern and its affiliates. These services include acting as the Portfolio’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolio and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern. They considered the quality of Northern’s communications with and services to shareholders, as

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT continued

well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Portfolio. They noted Northern’s enhancements to technology in recent years including enhancements to cybersecurity controls, business continuity and disaster recovery. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Portfolio’s regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Portfolio by Northern, including its oversight of the Portfolio’s day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Portfolio’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolio’s service providers and the continued active involvement of Northern’s internal audit group in reviewing operations related to the Portfolio. The Trustees also took into account that the scope of services provided by Northern, and of the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Portfolio’s compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolio and its shareholders to address the amendments to Rule 2a-7 of the 1940 Act, including among other things, the conversion of the Portfolio to variable net asset value pricing. They also considered Northern’s preparations with respect to the increased reporting requirements required by new regulations.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and other investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Portfolio. The Trustees also took into consideration Northern’s and its affiliates’ strong financial position, stability and willingness to support the Portfolio through expense reimbursements. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to continue to provide quality services to the Portfolio.

Performance

The Trustees considered the investment performance of the Portfolio. They first considered whether the Portfolio had operated within its investment objectives, as well as its compliance with its investment restrictions. The Trustees also took into account the continuing low interest rate environment in which the Portfolio was operating and any contributions by Northern to the Portfolio to prevent negative yield in prior years. The Trustees received information on the Portfolio’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Broadridge. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Portfolio with the funds included in its peer group and peer universe. Among other performance data considered, the Trustees noted that the performance of the Portfolio for the one-, three- and five-year periods ended January 31, 2017 was above its Broadridge performance universe average. The Trustees also considered the Portfolio’s three-year performance versus net expenses as compared to its Broadridge peer group.

The Trustees took into account management’s discussion of the Portfolio’s performance and considered the Portfolio’s investment performance relative to the investor base the Portfolio is intended to serve. The Trustees noted the potential impact of the risk parameters of the Portfolio. Specifically, they took into consideration that Northern’s more risk averse investment strategies may cause the Portfolio to underperform against its peers during certain market environments. The Trustees also took into consideration the steps taken by Northern to manage the Portfolio to maintain a stable net asset value during the past market and economic environments, including in relation to the low interest rate environment. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Portfolio and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Portfolio’s performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Portfolio’s contractual management fee rate and management fee paid by the Portfolio after taking into account any expense reimbursements; the Portfolio’s total operating expense ratio; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolio; and whether a consistent methodology was in place for determining the fees and expenses of the Portfolio. The Trustees also noted certain actions taken by Northern over the years to reduce Portfolio expenses, such as service provider fee reductions.

The Trustees reviewed information on the fee rate paid by the Portfolio under the Management Agreement and the Portfolio’s total operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. In comparing the Portfolio’s

PRIME OBLIGATIONS PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2017 (UNAUDITED)

contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees noted that the Portfolio’s net management fee was at its Broadridge peer group median and below its Broadridge peer universe median. They also considered that the total expense ratio after reimbursement of expenses for the Portfolio was below its Broadridge category objective median and above its Broadridge peer group median. The Trustees took into account Northern’s discussion of the Portfolio’s expenses, including the explanation that Broadridge used fiscal year end data and that Broadridge peer funds experienced different interest rate levels during their fiscal years and thus different gross yields, which determined the actual expenses of those funds. The Trustees also noted that Northern had reimbursed expenses for the Portfolio. They also reviewed information comparing the Portfolio’s fee rate to the fee rates charged by Northern to similarly managed, private institutional accounts. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Portfolio’s and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fee paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a portfolio-by-portfolio basis and on an overall basis and both before and after distribution and certain non-distribution costs. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Portfolio’s sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers.

They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Portfolio and the high quality of the services provided by Northern, as well as cost savings initiatives implemented by Northern over the years. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Portfolio. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of the Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolio’s management fee structure and considered Northern’s view that the Portfolio is sharing in economies of scale through the level at which the Portfolio’s management fee is set and through Northern’s contractual expense reimbursements that limit the expenses for the Portfolio.

The Trustees determined that the Portfolio’s current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Portfolio provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and the benefits to Northern and its affiliates from their ability to leverage resources over a larger asset base. The Trustees also took into account that Northern benefitted from receipt of research products and services generated by equity portfolios managed by Northern.

After deliberation, the Trustees concluded with respect to the Portfolio that the management fee paid by the Portfolio was reasonable in light of the services provided by Northern, its costs and the Portfolio’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of the Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement for an additional one-year term.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ website at northerntrust.com/institutional or the SEC’s website at www.sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

PRIME OBLIGATIONS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

8	NOTES TO THE FINANCIAL STATEMENTS

13	FUND EXPENSES

14	APPROVAL OF MANAGEMENT AGREEMENT

20	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio summary prospectus or prospectus, which contains more complete information about the Northern Institutional Funds Liquid Assets Portfolio’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2017 (UNAUDITED)

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$546,413
Repurchase agreements, at cost, which approximates fair value	641,010
Cash	45,334
Interest income receivable	637
Receivable from affiliates for expense reimbursements	114
Prepaid and other assets	16
Total Assets	1,233,524
LIABILITIES:
Payable for securities purchased	20,351
Payable for fund shares redeemed	34,981
Distributions payable to shareholders	803
Payable to affiliates:
Management fees	99
Custody fees	31
Transfer agent fees	15
Trustee fees	13
Accrued other liabilities	23
Total Liabilities	56,316
Net Assets	$1,177,208
ANALYSIS OF NET ASSETS:
Capital stock	$1,177,152
Accumulated undistributed net realized gain	56
Net Assets	$1,177,208
Total Shares Outstanding (no par value, unlimited shares authorized)	1,177,151
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$4,990
Total Investment Income	4,990
EXPENSES:
Management fees	781
Custody fees	116
Transfer agent fees	117
Printing fees	14
Professional fees	36
Trustee fees	14
Other	37
Total Expenses	1,115
Less expenses contractually reimbursed by investment adviser	(862)
Net Expenses	253
Net Investment Income	4,737
NET REALIZED GAINS:
Net realized gains on:
Investments	56
Net Gains	56
Net Increase in Net Assets Resulting from Operations	$4,793

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) OR THE FISCAL YEAR ENDED NOVEMBER 30, 2016

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2017	2016
OPERATIONS:
Net investment income	$4,737	$21,491
Net realized gains	56	496
Net Increase in Net Assets Resulting from Operations	4,793	21,987
CAPITAL SHARE TRANSACTIONS:(1)
Net decrease in net assets resulting from capital share transactions	(1,834,321)	(2,862,148)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,834,321)	(2,862,148)
DISTRIBUTIONS PAID:
From net investment income	(5,234)	(21,505)
From net realized gains	–	(1)
Total Distributions Paid	(5,234)	(21,506)
Total Decrease in Net Assets	(1,834,762)	(2,861,667)
NET ASSETS:
Beginning of period	3,011,970	5,873,637
End of period	$1,177,208	$3,011,970
Accumulated Undistributed Net Investment Income	$–	$497

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) OR THE FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized gains (losses)(1)	–	–	–	–	–	–
Net increase from payment by affiliate	–	–	– (2)	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	–	–	–	–
From net realized gains	–	– (3)	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.34%	0.46%	0.19%	0.08%	0.11%	0.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,177,208	$3,011,970	$5,873,637	$1,869,237	$1,689,402	$1,279,777
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	0.03%	0.03%	0.03%	0.09%	0.10%	0.10%
Expenses, before waivers, reimbursements and credits	0.14%	0.13%	0.13%	0.27%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.61%	0.46%	0.20%	0.08%	0.10%	0.12%
Net investment income (loss), before waivers, reimbursements and credits	0.50%	0.36%	0.10%	(0.10)%	(0.17)%	(0.15)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Per share amount from net increase from payment by affiliate was less than $0.01 per share.
(3)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 23.1% (1)

Federal Farm Credit Bank – 5.8%

FFCB Notes, 0.93%, 6/6/17 (2)	$10,000	$9,998
1.05%, 6/12/17 (2)	1,900	1,901
1.00%, 6/13/17 (2)	5,000	5,000
1.04%, 6/22/17 (2)	52,000	51,989
		68,888

Federal Home Loan Bank – 16.9%

FHLB Bonds, 0.88%, 1/30/18	15,000	14,999
0.88%, 3/19/18	5,000	4,995

FHLB Discount Notes, 0.80%, 6/7/17 (3)	30,000	29,996
0.77%, 6/9/17 (3)	25,000	24,996
0.76%, 10/18/17 (3)	25,000	24,927

FHLB Notes, 0.85%, 6/6/17 (2)	25,000	25,000
1.06%, 6/7/17 (2)	10,000	10,000
1.08%, 6/7/17 (2)	3,600	3,603
0.83%, 6/8/17 (2)	20,000	20,000
1.11%, 6/11/17 (2)	10,000	10,000
0.88%, 6/24/17 (2)	15,000	15,000
0.88%, 6/25/17 (2)	15,000	15,000
		198,516

Federal National Mortgage Association – 0.4%

FNMA Note, 1.00%, 6/5/17 (2)	5,000	5,000
Total U.S. Government Agencies
(Cost $272,404)		272,404

U.S. GOVERNMENT OBLIGATIONS – 23.3%

U.S. Treasury Bill – 0.9%
0.83%, 2/1/18 (3)	10,000	9,944

U.S. Treasury Floating Rate Notes – 8.8%
1.03%, 6/1/17 (2)	5,000	5,000
1.10%, 6/1/17 (2)	27,000	26,998
1.13%, 6/1/17 (2)	22,000	21,997
1.14%, 6/1/17 (2)	10,000	10,013
1.23%, 6/1/17 (2)	40,000	40,013
		104,021

U.S. Treasury Notes – 13.6%
0.88%, 8/15/17	70,000	70,037
0.63%, 8/31/17	20,000	19,999

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 23.3% – continued

U.S. Treasury Notes – 13.6% – continued
0.88%, 10/15/17	$45,000	$45,022
0.75%, 10/31/17	15,000	14,999
0.75%, 2/28/18	10,000	9,987
		160,044
Total U.S. Government Obligations
(Cost $274,009)		274,009

Investments, at Amortized
Cost ( $546,413)		546,413

REPURCHASE AGREEMENTS – 54.5%

Joint Repurchase Agreements – 3.7% (4)(5)

Bank of America Securities LLC, dated 5/31/17, repurchase price $21,846 0.75%, 6/7/17	21,843	21,843

Societe Generale, New York Branch, dated 5/31/17, repurchase price $21,847 0.84%, 6/7/17	21,843	21,843
		43,686

Repurchase Agreements – 50.8% (6)

Bank of America N.A., dated 5/31/17, repurchase price $140,003 0.81%, 6/1/17	140,000	140,000

Bank of Montreal, dated 5/31/17, repurchase price $75,066 0.85%, 6/7/17	75,000	75,000

BNP Paribas S.A., dated 5/31/17, repurchase price $135,003 0.80%, 6/1/17	135,000	135,000

Citigroup Global Markets, Inc., dated 5/31/17, repurchase price $107,326 0.82%, 6/1/17	107,324	107,324

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 54.5% – continued

Repurchase Agreements – 50.8% (6) – continued

JPMorgan Securities LLC, dated 5/31/17, repurchase price $140,003 0.84%, 6/1/17	$140,000	$140,000
		597,324
Total Repurchase Agreements
(Cost $641,010)		641,010

Total Investments – 100.9%
(Cost $1,187,423) (7)		1,187,423

Liabilities less Other Assets – (0.9%)		(10,215)
NET ASSETS – 100.0%		$1,177,208

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of May 31, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk, and/or credit risk.
(3)	Discount rate at the time of purchase.
(4)	Interest rates are reset daily and interest is payable monthly.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$44,450	0.13% – 1.63%	1/15/18 – 4/15/19

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$288,400	1.96% – 5.75%	3/1/35 – 5/1/47
GNMA	$77,713	3.00% – 4.00%	3/20/42 – 5/20/43
U.S. Treasury Bills	$54	0.00%	6/29/17
U.S. Treasury Bonds	$81,960	0.00% – 4.75%	8/15/27 – 2/15/47
U.S. Treasury Notes	$49,192	0.50% – 3.50%	6/30/17 – 2/15/27
U.S. Treasury Strips	$116,698	0.00%	8/15/17 – 8/15/28
Total	$614,017

(7)	The cost for federal income tax purposes was approximately $1,187,423,000.

Percentages shown are based on Net Assets.

At May 31, 2017, the maturity analysis for the Portfolio as a percentage of investment was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	56.0%
2 – 15 Days	18.7
16 – 30 Days	7.0
61 – 97 Days	7.7
98 – 180 Days	7.2
181 – 270 Days	2.1
271 – 366 Days	1.3

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2017:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Liquid Assets Portfolio (1)	$–	$1,187,423	$–	$1,187,423

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FNMA – Federal National Mortgage Association

FHLMC – Federal Home Loan Mortgage Corporation

GNMA – Government National Mortgage Association

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 7 portfolios as of May 31, 2017, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for the Liquid Assets Portfolio (the “Portfolio”). Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

In making its determination of fair value of a security, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which it purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Portfolio to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust (and is not reflected in the assets of the Portfolio) as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

MAY 31, 2017 (UNAUDITED)

be delayed or limited. The Portfolio has entered into such repurchase agreements at May 31, 2017, as reflected in its accompanying Schedule of Investments.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2017, as reflected in its accompanying Schedule of Investments.

The Portfolio may enter into transactions subject to enforceable netting arrangements (“netting arrangements”) under a repurchase agreement. Generally, netting arrangements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, netting arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of May 31, 2017, the Portfolio was not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting arrangements.

The following table presents the repurchase agreements, which are subject to netting arrangements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Liquid Assets	Bank of America	$161,843	$(161,843)	$—
	Bank of Montreal	75,000	(75,000)	—
	BNP Paribas	135,000	(135,000)	—
	Citigroup	107,324	(107,324)	—
	JPMorgan	140,000	(140,000)	—
	Societe Generale	21,843	(21,843)	—
	Total	$641,010	$(641,010)	$—

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the net asset value (“NAV”) per share of the Portfolio.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

At November 30, 2016, the following reclassifications were recorded.

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Liquid Assets	$497	$(497)

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2016.

At November 30, 2016, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amounts in thousands	UNDISTRIBUTED ORDINARY INCOME (LOSS)*
Liquid Assets	$1,360

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$21,838	$1

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$7,062	$–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as interest expense and other expenses, respectively, on the Statement of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 21, 2016, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility will expire on November 20, 2017, unless renewed.

The Portfolio did not have any borrowings or incur any interest expense for the six months ended May 31, 2017.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to adhere to the expense limitation of 0.03 percent of the Portfolio’s average daily net assets. The total annual fund

LIQUID ASSETS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

MAY 31, 2017 (UNAUDITED)

operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed.

The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2018. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the six months ended May 31, 2017, under the contractual expense reimbursement arrangement previously described are shown as “Less expenses contractually reimbursed by investment adviser” in the Statement of Operations. The contractual expense reimbursement receivable at May 31, 2017 is shown as “Receivable from affiliates for expense reimbursements” in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

As compensation for custody services, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are shown as “Less custodian credits” in the Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation.

Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Government Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2017, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.

Northern Trust will return to the Portfolio the full amount of the return that Northern Trust receives on a Portfolio’s uninvested cash resulting from Northern Trust client custody sweep, the return is based on the application of the Federal Reserve’s Interest Rate on Excess Reserves. These amounts, if any, are shown on the Portfolio’s Statement of Operations as “Income from affiliates”.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$7,713,342	$—	$(9,547,663)	$(1,834,321)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2017 (UNAUDITED)

Transactions in capital shares for the fiscal year ended November 30, 2016, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$39,100,793	$—	$(41,962,941)	$(2,862,148)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

7. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

8. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by portfolios and to improve the quality and type of information that portfolios provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Portfolio’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X is August 1, 2017 while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Portfolio.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2016, FASB released Accounting Standards Update (“ASU”) 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

11. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)

Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm to the Trust effective upon completion of the services related to the audit for the Trust’s fiscal year ended November 30, 2016. EY’s reports on the Trust’s financial statements for the fiscal years ended November 30, 2016 and November 30, 2015 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust’s fiscal years ended November 30, 2016 and November 30, 2015, (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust’s financial statements for such fiscal years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 17, 2016, the Trust by action of the Board upon the recommendation of the Trust’s Audit Committee engaged Deloitte & Touche LLP as the independent registered public accounting firm to audit the Trust’s financial statements for the fiscal year ending November 30, 2017. During the Trust’s fiscal years ended November 30, 2016 and November 30, 2015, neither the Trust, its Portfolio nor anyone on their behalf has consulted with Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

LIQUID ASSETS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	MAY 31, 2017 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2016 through May 31, 2017.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/16 - 5/31/17” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2016	ENDING ACCOUNT VALUE 5/31/2017	*EXPENSES PAID 12/1/2016 - 5/31/2017
Actual	0.03%	$1,000.00	$1,003.40	$0.15
Hypothetical**	0.03%	$1,000.00	$1,024.78	$0.15

*	Expenses are calculated using the Portfolio’s annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2017. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT	MAY 31, 2017 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”) oversees the management, and reviews the investment performance and expenses of the Liquid Assets Portfolio (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Portfolio with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Portfolio by the Board of Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 17, 2017 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. This information included written materials and verbal presentations relating to the Management Agreement in preparation for their consideration of the Management Agreement, as well as reports from the Board’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Portfolio. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing programs and cyber-security program; (iv) fees charged to and expenses borne by the Portfolio; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Portfolio; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Portfolio by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after fee waivers and expense reimbursements) of the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fee charged to the Portfolio compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Portfolio and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Portfolio; (viii) the fees paid by the Portfolio to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Portfolio. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for the Portfolio, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Portfolio by Northern and its affiliates. These services include acting as the Portfolio’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolio and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions

LIQUID ASSETS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT continued	MAY 31, 2017 (UNAUDITED)

being rendered by Northern. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Portfolio. They noted Northern’s enhancements to technology in recent years including enhancements to cybersecurity controls, business continuity and disaster recovery. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Portfolio’s regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Portfolio by Northern, including its oversight of the Portfolio’s day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Portfolio’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolio’s service providers and the continued active involvement of Northern’s internal audit group in reviewing operations related to the Portfolio. The Trustees also took into account that the scope of services provided by Northern, and of the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Portfolio’s compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolio’s and its shareholders to address the amendments to Rule 2a-7 of the 1940 Act. They also considered Northern’s preparations with respect to the increased reporting requirements required by new regulations.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and other investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Portfolio. The Trustees also took into consideration Northern’s and its affiliates’ strong financial position, stability and willingness to support the Portfolio through expense reimbursements. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to continue to provide quality services to the Portfolio.

Performance

The Trustees considered the investment performance of the Portfolio. They first considered whether the Portfolio had operated within its investment objectives, as well as its compliance with its investment restrictions. The Trustees also took into account the continuing low interest rate environment in which the Portfolio was operating and any contributions by Northern to the Portfolio to prevent negative yield in prior years. The Trustees received information on the Portfolio’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Broadridge. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Portfolio with the funds included in its peer group and peer universe. Among other performance data considered, the Trustees noted that the performance of the Portfolio for the one-, three- and five-year periods ended January 31, 2017 was above its Broadridge performance universe average. The Trustees also considered the Portfolio’s three-year performance versus net expenses as compared to its Broadridge peer group.

The Trustees took into account management’s discussion of the Portfolio’s performance and considered the Portfolio’s investment performance relative to the investor base the Portfolio is intended to serve. The Trustees noted the potential impact of the risk parameters of the Portfolio. Specifically, they took into consideration that Northern’s more risk averse investment strategies may cause the Portfolio to underperform against its peers during certain market environments. The Trustees also took into consideration the steps taken by Northern to manage the Portfolio to maintain a stable net asset value during the past market and economic environments, including in relation to the low interest rate environment. The Trustees noted the recent change in investment strategy with respect to the Portfolio. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Portfolio and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Portfolio’s performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Portfolio’s contractual management fee rate and management fee paid by the Portfolio after taking into account any expense reimbursements; the Portfolio’s total operating expense ratio; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolio; and whether a consistent methodology was in place for determining the fees and expenses of the Portfolio. The Trustees also noted certain actions taken by Northern over the years to reduce Portfolio expenses, such as service provider fee reductions.

The Trustees reviewed information on the fee rate paid by the Portfolio under the Management Agreement and the Portfolio’s total operating expense ratio compared to similar information

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT continued	MAY 31, 2017 (UNAUDITED)

for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. In comparing the Portfolio’s contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees noted that the Portfolio’s net management fee was below its Broadridge peer group and universe medians. They also considered that the total expense ratio after reimbursement of expenses for the Portfolio was below its Broadridge category objective median and below its Broadridge peer group median. The Trustees took into account Northern’s discussion of the Portfolio’s expenses and noted that Northern had waived and/or reimbursed all management fees for the Portfolio. They also reviewed information comparing the Portfolio’s fee rate to the fee rates charged by Northern to similarly managed, private institutional accounts. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Portfolio and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a portfolio-by-portfolio basis and on an overall basis and both before and after distribution and certain non-distribution costs. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Portfolio’s sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and expense reimbursements during the year. They also took into account the nature of the Portfolio and the high quality of the services provided by Northern, as well as cost savings initiatives implemented by Northern over the years. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Portfolio. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of the Portfolio did not have breakpoints, but that Northern had waived and/or reimbursed all of its management fee in 2016/2017 as a result of the expense reimbursement agreement in place and that the Portfolio’s contractual and net management fees were below the median of its expense peer group and that total expenses of the Portfolio after reimbursements were below its Broadridge category objective median.

The Trustees determined that the Portfolio’s current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Portfolio provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and the benefits to Northern and its affiliates from their ability to leverage resources over a larger asset base. The Trustees also took into account that Northern benefitted from receipt of research products and services generated by equity portfolios managed by Northern.

After deliberation, the Trustees concluded with respect to the Portfolio that the management fee paid by the Portfolio was reasonable in light of the services provided by Northern, its costs and the Portfolio’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of the Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement for an additional one-year term.

LIQUID ASSETS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

THIS PAGE INTENTIONALLY LEFT BLANK

LIQUID ASSETS PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ website at northerntrust.com/institutional or the SEC’s website at www.sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

LIQUID ASSETS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	July 28, 2017

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	July 28, 2017